File Nos. 33-89754 and 811-8992
    As filed with the Securities and Exchange Commission on January 29, 1996
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 2


                                       AND


                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 3


                                FUNDMANAGER TRUST
               (Exact Name of Registrant as Specified in Charter)

                  ONE BEACON STREET, BOSTON MASSACHUSETTS 02108
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (617) 725-2152

     Edward T. O'Dell, P.C.                            John J. Danello
    Goodwin, Procter & Hoar               Freedom Capital Management Corporation
       Exchange Place                                 One Beacon Street
  Boston, Massachusetts 02109                   Boston, Massachusetts 02108
                     (Name and Address of Agent for Service)

     It is proposed that this filing will become effective (check appropriate box):

     [X] immediately upon filing pursuant to paragraph (b)
     [ ] on _________________ pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph  (a)(i) or on such earlier date as the
     [ ] Commission  may determine  pursuant to Section 8(c) of the Securities
         Act of 1933
     [ ] on _________________ pursuant to paragraph (a)(i)
     [ ] 75 days after filing pursuant to paragraph (a)(ii)
     [ ] on _________________ pursuant to paragraph (a)(ii) of Rule 485.

     If  appropriate,  check the  following  box:

     [ ] Post-effective   amendment  designates  a  new  effective  date  for  a
         previously filed post-effective amendment.


Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the fiscal year ending September 30, 1995 was filed by FundManager Trust on November 29, 1995.

                              CROSS REFERENCE SHEET
                              REQUIRED BY RULE 495
                        UNDER THE SECURITIES ACT OF 1933


         The enclosed Prospectuses and combined Statement of Additional Information relates to the Financial Adviser Class of shares and the No-Load Class of shares, as applicable, of Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Bond Fund and Managed Total Return Fund (each, a "Fund"), each a separate series of FundManager Trust (the "Trust"), an open-end management investment company.


ITEM NUMBER                                   PROSPECTUS CAPTION

Item 1.      Cover Page                       Cover Page

Item 2.      Synopsis                         Highlights; Fee Table

Item 3.      Condensed Financial              Financial Highlights
              Information

Item 4.      General Description of           Investment Objectives; Investment
              Registrant                       Policies and Restrictions; Risks
                                               and Other Considerations

Item 5.      Management of the Trust          Management of the Trust

Item 5A.     Management's Discussion          Not Applicable
              of Fund Performance

Item 6.      Capital Stock and Other          Dividends, Distributions and Taxes
              Securities

Item 7.      Purchase of Securities           Purchase of Shares; Determination
              Being Offered                    of Net Asset Value

Item 8.      Redemption or Repurchase         Redemption of Shares

Item 9.      Legal Proceedings                Not Applicable

                                     PART B
           INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

                                              Statement of Additional
ITEM NUMBER                                   INFORMATION CAPTION

Item 10.     Cover Page                       Cover Page

Item 11.     Table of Contents                Table of Contents

Item 12.     General Information and          Not Applicable
              History

Item 13.     Investment Objectives and        Investment Policies;
              Policies                         Investment Restrictions

Item 14.     Management of the Registrant     Management

Item 15.     Control Persons and              Other Information
              Principal Holders of
              Securities

Item 16.     Investment Advisory and          Management
              Other Services

Item 17.     Brokerage Allocation             Portfolio Transactions

Item 18.     Capital Stock and Other          Other Information
              Securities

Item 19.     Purchase, Redemption and         Prospectus - Purchase of
              Pricing of Securities            Shares; Prospectus -
              Being Offered                    Redemption of Shares;
                                               Prospectus - Determination of
                                               Net Asset Value

Item 20.     Tax Status                       Prospectus - Dividends,
                                               Distributions and Taxes

Item 21.     Underwriters                     Management - Administrator,
                                               Distributors

Item 22.     Calculation of Performance       Other Information -
              Data                             Performance Information

Item 23.     Financial Statements             Financial Statements

FUNDMANAGER FUNDS -- FINANCIAL ADVISER CLASS
ONE BEACON STREET, BOSTON, MASSACHUSETTS 02108
------------------------------------------------------------------------------
GENERAL INFORMATION: (800) 344-9033 (TOLL FREE)

    FundManager Trust (the "Trust" or "FundManager Funds") is an open-end, management investment company consisting of five separate diversified series with different investment objectives (the "Funds"). Each Fund (except for Managed Total Return Fund) offers two classes of shares. The shares offered by this Prospectus are the Financial Adviser Class (the "Class") of shares ("Shares"). The Funds seek to achieve their objectives by investing in shares of other open-end investment companies commonly called mutual funds. This policy involves certain expenses in addition to those applicable to direct investment in mutual funds. See "Risks and Other Considerations -- Expenses". The M.D. Hirsch Division of Freedom Capital Management Corporation ("Freedom Capital Management" or the "Adviser") continuously manages each Fund's investment portfolio. Prior to May 8, 1995, the Funds were diversified series of the Republic Funds (the "Predecessor Funds"), also an open-end, management investment company.


AGGRESSIVE GROWTH FUND SEEKS CAPITAL APPRECIATION WITHOUT REGARD TO CURRENT
  INCOME.

GROWTH FUND PRIMARILY SEEKS LONG-TERM CAPITAL APPRECIATION. CURRENT INCOME IS
  A SECONDARY CONSIDERATION.

GROWTH & INCOME FUND SEEKS A COMBINATION OF CAPITAL APPRECIATION AND CURRENT
  INCOME.

BOND FUND (FORMERLY, THE INCOME FUND) SEEKS A HIGH LEVEL OF CURRENT INCOME.

MANAGED TOTAL RETURN FUND SEEKS HIGH TOTAL RETURN (CAPITAL APPRECIATION AND
  CURRENT INCOME).

    Shares of the Funds are offered for sale at net asset value by Signature Broker-Dealer Services, Inc. ("Signature"), Tucker Anthony Incorporated ("Tucker Anthony") and Sutro & Co. Incorporated ("Sutro")(collectively, the "Distributors") as an investment vehicle for individuals, institutions, corporations and fiduciaries. The Funds pay expenses related to the distribution of their Shares. See "Management of the Trust -- The Distributors". In addition, the Funds may invest in shares of mutual funds which charge sales loads and/or pay their own distribution expenses.

    INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


    THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN THE FUNDS. A STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") DATED JANUARY 29, 1996 AND AS SUPPLEMENTED FROM TIME TO TIME CONTAINING ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") AND IS HEREBY INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. IT IS AVAILABLE WITHOUT CHARGE AND CAN BE OBTAINED BY WRITING OR CALLING THE TRUST AT THE ADDRESS AND INFORMATION NUMBERS PRINTED ABOVE.


                             --------------------
 This Prospectus should be read and retained for information about the Funds.
                             --------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
    AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


               THE DATE OF THIS PROSPECTUS IS JANUARY 29, 1996.

                                  HIGHLIGHTS

FUNDMANAGER FUNDS                                                      PAGE 10
    The Trust is a Delaware business trust which consists of five separate series Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Bond Fund and Managed Total Return Fund. Each Fund seeks to achieve its investment objective by investing in mutual funds registered with the SEC.

INVESTMENT OBJECTIVES                                                  PAGE 10
    Each Fund has distinct investment objectives. Aggressive Growth Fund seeks capital appreciation without regard to current income. Growth Fund primarily seeks capital appreciation with current income a secondary consideration. Growth & Income Fund seeks a combination of capital appreciation and current income. Bond Fund seeks a high level of current income. Managed Total Return Fund seeks high total return (capital appreciation and current income). The mutual funds in which the Funds invest may invest in securities which entail certain risks. These risks are described in "Investments of and Investment Techniques employed by Mutual Funds in Which the Fund May Invest".

RISKS AND OTHER CONSIDERATIONS                                         PAGE 21
    Investing through a Fund in an underlying portfolio of mutual funds involves certain additional expenses and certain tax results which would not be present in a direct investment in mutual funds. See "Expenses" and "Dividends, Distributions and Taxes". In addition, Federal law imposes certain limits on the purchases of mutual fund shares by the Funds.

MANAGEMENT OF FUNDMANAGER FUNDS                                        PAGE 23
    The Trust has retained Freedom Capital Management to act as its investment adviser. For its services, the Adviser receives from each Fund a fee at the annual rate of 0.50% of the Fund's average daily net assets up to $500 million and 0.40% of its average daily net assets in excess of $500 million. See "The Adviser".


    The Trust has retained Signature to provide certain management and administrative services to the Funds. For these services, each Fund pays Signature a fee at the annual rate of 0.25% of the first $50 million of that Fund's average daily net assets, 0.20% of the next $50 million of such assets, and 0.15% of such assets in excess of $100 million. See "The Administrator".


    With respect to the Class, the Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), under which each Fund will reimburse the Distributors (in amounts up to 0.50% of that Fund's average daily net assets attributable to the Class) for marketing costs and payments to other organizations for services rendered in distributing the Funds' Shares. In addition, Signature receives dealer reallowances on the Funds' purchases of mutual funds sold with a sales load. See "The Distributors" and "Portfolio Transactions".


    The Trust also contracts with various organizations to provide administrative services for the Class, such as maintaining shareholder accounts and records. Each Fund pays fees to these organizations in amounts up to an annual rate of 0.25% of the daily net asset value of that Fund's Shares owned by shareholders with whom the organization has a servicing relationship.

PURCHASE OF SHARES                                                     PAGE 26
    Shares of the Funds are offered at net asset value by the Distributors as an investment vehicle for individuals, institutions, corporations and fiduciaries. The minimum initial investment for each Fund is $1,000, and the minimum subsequent investment is $100 except that the minimum initial investment for an Individual Retirement Account ("IRA") is $250. The Trust may issue shares of one or more of the Funds in exchange for mutual fund shares meeting that Fund's investment objective as determined by the Adviser.

REDEMPTION OF SHARES                                                   PAGE 29
    Shares may be redeemed at their next determined net asset value. See "Determination of Net Asset Value". Redemptions may be made by letter or wire. The Trust reserves the right to redeem upon not less than 30 days' notice all shares of a Fund in an account (other than an IRA) which has a value below $50.


DIVIDENDS, DISTRIBUTIONS AND TAXES                                     PAGE 31
    Aggressive Growth Fund will distribute net investment income annually; Growth Fund will distribute net investment income semiannually; Growth & Income Fund and Managed Total Return Fund will distribute net investment income quarterly; and Bond Fund will distribute its net investment income monthly. Each Fund will distribute any net realized capital gains at least annually unless otherwise instructed. All dividends and distributions will be reinvested automatically at net asset value in additional shares of the Fund making the distribution.


FUND EXPENSES<F1>
    The following table illustrates the expenses and fees that a shareholder of each Fund will incur.

                                                                                              GROWTH                    MANAGED
                                                                 AGGRESSIVE                      &                       TOTAL
                                                                   GROWTH        GROWTH       INCOME        BOND         RETURN
                                                                -------------  -----------  -----------  -----------  ------------

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
  Advisory and Administrative Fees ............................      .75%          .75%         .75%         .73%         .75%
  Distribution Fees (including shareholder
     servicing and 12b-1 fees<F2>)............................      .47           .45          .45          .46          .49
  Other Expenses ..............................................      .43           .57          .39          .26          .85
                                                                    ----          ----         ----         ----         ----
  Total Fund Operating Expenses ...............................     1.65%         1.71%        1.59%        1.45%        2.09%
                                                                    ====          ====         ====         ====         ====
----------

<F1> The Fund Expenses are based on the expenses of the Funds for the fiscal year ended September 30, 1995.
<F2> Under rules of the National Association of Securities Dealers, Inc. (the "NASD"), a 12b-1 fee may be treated as a sales charge for certain purposes under those rules. Because the 12b-1 fee is an annual fee charged against the assets of a Fund, long-term shareholders may indirectly pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the NASD. See "Management of the Trust -- The Distributors" on p. 24.



The purpose of this table is to assist the shareholder in understanding the various costs and expenses that an investor in the Fund will bear.

EXAMPLE
    You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period.

                                                                                    GROWTH                   MANAGED
                                                       AGGRESSIVE                      &                      TOTAL
                                                         GROWTH        GROWTH       INCOME        BOND        RETURN
                                                      -------------  -----------  -----------  -----------  ----------

   1 year ...........................................     $ 17          $ 17         $ 16         $ 15         $ 21
   3 years ..........................................       52            54           50           46           65
   5 years ..........................................       90            93           87           79          112
  10 years ..........................................      195           202          189          174          242


    This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount.

    Currently, the Funds have issued two classes of shares. The Funds offer by separate prospectus another class of shares which are offered for sale at net asset value by Tucker Anthony and Sutro and do not pay expenses related to the distribution of such shares. Because the expenses vary between the classes, performance will vary with respect to each class. Additional information concerning the Funds' other class of shares may be obtained by calling toll-free (800) 344-9033.


                             FINANCIAL HIGHLIGHTS
    The Funds' financial data through September 30, 1995 shown below is to assist investors in evaluating the performance of each Fund. The Predecessor Funds' financial data is for the period from commencement of operations through September 30, 1994. The information for the years ended September 30, 1995, 1994, 1993 and 1992 in the following schedules has been examined by Ernst & Young LLP, independent auditors, whose 1995 report, dated November 10, 1995, appears in the SAI. The information for the fiscal year ended September 30, 1991 and for prior fiscal year ends has been examined by other auditors who have expressed an unqualified opinion on the schedules.


    Freedom Capital Management is the Trust's investment adviser. From September 1, 1993 to February 21, 1995, the M.D. Hirsch Division of Republic Asset Management Corporation ("Republic Asset Management"), an affiliate of Republic National Bank of New York ("Republic"), served as investment adviser to the Predecessor Funds. Prior to September 1, 1993, M.D. Hirsch Investment Management, Inc. ("Hirsch"), also an affiliate of Republic, served as the investment adviser to the Predecessor Funds. Prior to February 1, 1991, Republic was the investment adviser to the Predecessor Funds.


AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS -- FINANCIAL ADVISER CLASS
                                                                 YEARS ENDED SEPTEMBER 30,
                        -----------------------------------------------------------------------------------------------------------
                         1995<F2>    1994       1993       1992       1991        1990       1989        1988       1987      1986
                         ------     ------     ------     ------     ------      ------     ------      ------    ------    ------
Net asset value,
  beginning of year ..   $15.57     $16.70     $14.71     $14.73     $11.84      $14.67     $12.01      $16.62    $13.13    $11.08
Income from investment
  operations:
  Net investment
    income (loss)<F3>.    (0.13)     (0.08)     (0.04)     (0.04)      0.06        0.08       0.03        0.03      0.06      --
  Net realized and
    unrealized gain
    (loss) on
    investments ......     3.70       0.62       2.87       0.99       3.81       (2.23)      3.03       (2.46)     3.82      2.39
                         ------     ------     ------     ------     ------      ------     ------      ------    ------    ------
    Total from
      investment
      operations .....     3.57       0.54       2.83       0.95       3.87       (2.15)      3.06       (2.43)     3.88      2.39
Less distributions:
  Dividends to
    shareholders from
    net investment
    income ...........      --       --         --         --         (0.03)      (0.07)     --          (0.06)    (0.02)    (0.25)
  Dividends to
    shareholders in
    excess of net
    investment income       --       --         --         --         --          --         --          (0.13)     --        --
  Dividends to
    shareholders from
    realized capital
    gains<F1>.........    (0.83)     (1.67)     (0.84)     (0.97)     (0.95)      (0.61)     (0.40)      (1.99)    (0.37)    (0.09)
                         ------     ------     ------     ------     ------      ------     ------      ------    ------    ------
    Total distributions   (0.83)     (1.67)     (0.84)     (0.97)     (0.98)      (0.68)     (0.40)      (2.18)    (0.39)    (0.34)
                         ------     ------     ------     ------     ------      ------     ------      ------    ------    ------
  Net asset value, end
   of year ...........   $18.31     $15.57     $16.70     $14.71     $14.73      $11.84     $14.67      $12.01    $16.62    $13.13
                         ======     ======     ======     ======     ======      ======     ======      ======    ======    ======
Total return<F4>......   24.30%      3.30%     19.90%      6.30%     34.90%     (15.20%)    26.30%     (12.70%)   30.30%    21.90%
Ratios/supplemental
data:
Net assets, end of
  year (in 000's) ....  $33,668    $37,766    $31,201    $29,096    $22,644     $16,820    $20,929     $26,364   $49,645   $44,389
  Ratio of expenses to
    average net
    assets<F3>........    1.65%      1.70%      1.52%      1.61%      1.86%       1.96%      1.83%       1.94%     1.48%     1.48%
  Ratio of net
    investment income
    (loss) to average
    net assets ......    (0.68%)    (0.57%)    (0.24%)    (0.17%)     0.36%       0.49%      0.43%       0.23%     0.43%     0.04%
  Portfolio turnover
    rate .............      50%        43%        35%        24%        45%         31%        15%         26%       64%      133%
-----------------------------------------------------------------------------------------------------------------------------------

<F1> Paid from realized
      net short-term
      gain               $ 0.04     $0.253     $ --       $0.027     $0.360      $0.146     $0.140      $0.180    $  --     $0.010
<F2> Freedom Capital Management became the investment adviser on February 21, 1995.
<F3> During the years ended September 30, 1991 and 1990, affiliated parties voluntarily waived a portion of their fees.
     Additionally, during the years ended September 30, 1990 and 1989, expenses were limited to a percentage of average net assets in accordance with a state expense limitation. If neither the voluntary waiver nor state expense limitation had been in effect, the ratios of expenses to average net assets for the years ended September 30, 1991, 1990 and 1989 would have been 1.95%, 2.10% and 1.92%, respectively. Expenses borne by the Fund's Investment Adviser and Distributor for the
     years ended September 30, 1991, 1990 and 1989 amounted to $0.01, $0.02 and $0.01 per share, respectively.
<F4> Total return data does not reflect the sales load payable on purchases of shares. Effective May 8, 1995, the Fund no longer imposes a one-time sales charge.



GROWTH FUND
FINANCIAL HIGHLIGHTS -- FINANCIAL ADVISER CLASS
                                                                 YEARS ENDED SEPTEMBER 30,
                        -----------------------------------------------------------------------------------------------------------
                        1995(a)     1994       1993       1992       1991        1990       1989        1988       1987      1986
                        -------     ----       ----       ----       ----        ----       ----        ----       ----      ----
Net asset value,
  beginning of year ..   $14.09     $14.62     $14.40     $13.96     $11.68      $15.32     $12.73      $15.71    $12.82    $11.04
Income from investment
  operations:
  Net investment
    income (loss)(b).    (0.02)     (0.05)      0.02       0.07       0.14        0.24       0.26        0.23      0.22      0.20
  Net realized and
    unrealized gain
    (loss) on
     investments .....     2.99       0.69       2.10       1.23       3.01       (2.23)      2.66       (1.63)     3.05      2.08
                         ------     ------     ------     ------     ------      ------     ------      ------    ------    ------
    Total from
      investment
      operations .....     2.97       0.64       2.12       1.30       3.15       (1.99)      2.92       (1.40)     3.27      2.28
Less distributions:
  Dividends to
    shareholders from
    net investment
    income ...........     --        --         --         (0.09)     (0.37)      (0.19)     (0.19)      (0.36)    (0.14)    (0.39)
  Dividends to
    shareholders from
    realized capital
    gains+.........    (0.92)     (1.17)     (1.90)     (0.77)     (0.50)      (1.46)     (0.14)      (1.22)    (0.24)    (0.11)
                         ------     ------     ------     ------     ------      ------     ------      ------    ------    ------
    Total distributions   (0.92)     (1.17)     (1.90)     (0.86)     (0.87)      (1.65)     (0.33)      (1.58)    (0.38)    (0.50)
                         ------     ------     ------     ------     ------      ------     ------      ------    ------    ------
  Net asset value, end
    of year ..........   $16.14     $14.09     $14.62     $14.40     $13.96      $11.68     $15.32      $12.73    $15.71    $12.82
                         ======     ======     ======     ======     ======      ======     ======      ======    ======    ======
Total return(c)......    22.6%      4.50%     16.00%      9.40%     28.50%     (14.30%)    23.30%      (7.40%)   26.10%    21.10%
Ratios/supplemental
data:
Net assets, end of
  year (in 000's) ....  $26,022    $34,205    $21,919    $21,420    $26,336     $21,232    $26,160     $40,466   $48,556   $32,851
  Ratio of expenses to
    average net
    assets(b)........    1.71%      1.71%      1.70%      1.60%      1.90%       1.92%      1.78%       1.80%     1.53%     1.56%
  Ratio of net
    investment income
    to average net
    assets ...........   (0.11%)    (0.52%)     0.15%      0.59%      1.21%       1.64%      1.87%       1.89%     1.50%     1.55%
  Portfolio turnover
   rate ..............      68%        44%        40%        44%        54%         70%        23%         51%       65%      107%
-----------------------------------------------------------------------------------------------------------------------------------

   + Paid from realized
     net short-term
     gain.............   $ 0.10     $0.224     $0.160     $0.025     $0.060      $0.015     $0.140      $0.150    $ --      $0.042
(a) Freedom Capital Management became the investment adviser on February 21, 1995.
(b) During the years ended September 30, 1991 and 1990, affiliated parties voluntarily waived a portion of their fees.
     Additionally, during the years ended September 30, 1990 and 1989, expenses were limited to a percentage of average net assets in accordance with a state expense limitation. If neither the voluntary waiver nor state expense limitation had been in effect, the ratios of expenses to average net assets for the years ended September 30, 1991, 1990 and 1989 would have been 1.92%, 2.00% and 1.84%, respectively. Expenses borne by the Fund's Investment Adviser and Distributor amounted to less than $0.01 per share each for the years ended September 30, 1991, 1990 and 1989.
(c)  total return data does not reflect the sales load payable on purchases of shares. Effective May 8, 1995, the Fund no longer imposes a one-time sales charge.


GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS -- FINANCIAL ADVISER CLASS

                                                                 YEARS ENDED SEPTEMBER 30,
                        -----------------------------------------------------------------------------------------------------------
                        1995(a)    1994       1993       1992       1991        1990       1989        1988       1987      1986
                        -------     ----       ----       ----       ----        ----       ----        ----       ----      ----
Net asset value,
  beginning of year ..   $15.99     $16.50     $15.11     $14.39     $12.30      $14.96     $12.47      $14.52    $12.86    $11.10
Income from investment
  operations:
  Net investment
income(b)............     0.27       0.35       0.28       0.31       0.49        0.46       0.47        0.43      0.45      0.45
  Net realized and
    unrealized gain
    (loss) on
investments ..........     3.19       0.18       1.97       1.07       2.59       (2.61)      2.32       (1.14)     2.00      1.86
                         ------     ------     ------     ------     ------      ------     ------      ------    ------    ------
    Total from
      investment
      operations .....     3.46       0.53       2.25       1.38       3.08       (2.15)      2.79       (0.71)     2.45      2.31
Less distributions:
  Dividends to
    shareholders from
    net investment
    income ...........    (0.33)     (0.30)     (0.33)     (0.29)     (0.68)      (0.51)     (0.30)      (0.61)    (0.43)    (0.40)
  Dividends to
    shareholders from
    realized capital
    gains+  .........    (0.84)     (0.74)     (0.53)     (0.37)     (0.31)      --         --          (0.61)    (0.36)    (0.15)
  Dividends to
    shareholders in
    excess of realized
    capital gains          --       --         --         --         --          --         --          (0.12)     --        --
                         ------     ------     ------     ------     ------      ------     ------      ------    ------    ------
    Total distributions   (1.17)     (1.04)     (0.86)     (0.66)     (0.99)      (0.51)     (0.30)      (1.34)    (0.79)    (0.55)
                         ------     ------     ------     ------     ------      ------     ------      ------    ------    ------
  Net asset value, end
   of year ...........   $18.28     $15.99     $16.50     $15.11     $14.39      $12.30     $14.96      $12.47    $14.52    $12.86
                         ======     ======     ======     ======     ======      ======     ======      ======    ======    ======
Total return(c)......   23.30%      3.30%     15.50%      9.80%     26.20%     (14.80%)    22.70%      (3.40%)   19.70%    21.60%
Ratios/supplemental
 data:
  Net assets, end of
    year (in 000's) ..  $35,643    $52,595    $40,269    $36,603    $35,018     $30,063    $38,852     $53,588   $91,620   $50,816
  Ratio of expenses to
    average net
    assets(b)........    1.59%      1.55%      1.49%      1.50%      1.85%       1.87%      1.65%       1.67%     1.39%     1.49%
  Ratio of net
    investment income
    to average net
    assets ...........    1.72%      1.88%      1.77%      2.10%      3.67%       3.31%      3.43%       3.55%     3.20%     3.44%
  Portfolio turnover
   rate ..............      12%        35%        24%        26%        48%         37%        15%         29%       20%       87%
-----------------------------------------------------------------------------------------------------------------------------------

   +Paid from realized
     net short-term gain $  --      $0.143     $0.090     $ --       $0.046      $ --       $ --        $0.140    $0.040    $0.035
 (a) freedom Capital Management became the investment adviser on February 21, 1995.
 (b) During the years ended September 30, 1991 and 1990, affiliated parties voluntarily waived a portion of their fees.
     Additionally, during the years ended September 30, 1990 and 1989, expenses were limited to a percentage of average net assets in accordance with a state expense limitation. If neither the voluntary waiver nor state expense limitation had been in effect, the ratios of expenses to average net assets for the years ended September 30, 1991, 1990 and 1989 would have been 1.87%, 1.90% and 1.73%, respectively. Expenses borne by the Fund's Investment Adviser and Distributor amounted to less than $0.01 per share each for the years ended September 30, 1991, 1990 and $0.01 for the year ended September
     30, 1989.
(c) Total return data does not reflect the sales load payable on purchases of shares. Effective May 8, 1995, the Fund no longer imposes a one-time sales charge.



BOND FUND
FINANCIAL HIGHLIGHTS -- FINANCIAL ADVISER CLASS

                                                                 YEARS ENDED SEPTEMBER 30,
                        -----------------------------------------------------------------------------------------------------------
                        1995(a)     1994       1993       1992       1991        1990       1989        1988       1987      1986
                        -------     ----       ----       ----       ----        ----       ----        ----       ----      ----
Net asset value,
  beginning of year ..   $ 9.66     $10.67     $10.28     $ 9.75     $ 9.17      $ 9.60     $ 9.77      $ 9.90    $10.68    $10.66
Income from investment
  operations:
  Net investment
    income   ........     0.52       2.19       0.60       0.64       0.70        0.67       0.77        0.83      0.90      0.93
  Net realized and
    unrealized gain
    (loss) on
    investments ......     0.49      (2.55)      0.43       0.49       0.59       (0.43)     (0.13)      (0.07)    (0.71)     0.27
                         ------     ------     ------     ------     ------      ------     ------      ------    ------    ------
    Total from
      investment
      operations .....     1.01      (0.36)      1.03       1.13       1.29        0.24       0.64        0.76      0.19      1.20
Less distributions:
  Dividends to
    shareholders from
    net investment
    income                (0.46)     (0.53)     (0.54)     (0.60)     (0.71)      (0.67)     (0.78)      (0.89)    (0.92)    (1.17)
  Dividends to
    shareholders from
    realized capital
    gains+.........     --         (.12)     (1.10)     --         --          --         --          --        (0.05)    (0.01)
  Dividends to
    shareholders in
    excess of realized
    capital gains          --        --         --         --         --          --         (0.03)      --        (0.01)     --
                         ------     ------     ------     ------     ------      ------     ------      ------    ------    ------
    Total
     distributions ....   (0.46)     (0.65)     (0.64)     (0.60)     (0.71)      (0.67)     (0.81)      (0.89)    (0.98)    (1.18)
                         ------     ------     ------     ------     ------      ------     ------      ------    ------    ------
  Net asset value, end
    of year ..........   $10.21     $ 9.66     $10.67     $10.28     $ 9.75      $ 9.17     $ 9.60      $ 9.77    $ 9.90    $10.68
                         ======     ======     ======     ======     ======      ======     ======      ======    ======    ======
Total return(c)  .....   10.80%     (3.60%)    10.40%     12.10%     14.70%       2.50%      6.90%       8.00%     1.70%    11.70%
Ratios/supplemental
data:
  Net assets, end of
    year (in 000's) ..  $77,419    $76,769    $54,057    $70,066    $57,632     $40,855    $52,094     $50,631   $53,444   $34,188
  Ratio of expenses to
    average net
    assets(b)........    1.45%      1.43%      1.29%      1.28%      1.57%       1.75%      1.58%       1.81%     1.61%     1.74%
  Ratio of net
    investment income
    to average net
    assets ...........    5.38%      4.67%      5.70%      6.42%      7.00%       7.22%      7.89%       8.51%     8.63%     8.75%
  Portfolio turnover
    rate .............      53%        41%        53%        21%        46%         48%       109%         52%       27%      125%
-----------------------------------------------------------------------------------------------------------------------------------

+   Paid from realized
     net short-term
     gain ............   $ --       $  --      $ --       $ --       $ --        $ --       $ --        $ --      $0.040    $ --
(a) Freedom Capital Management became the investment adviser on February 21, 1995.
(b) During the years ended September 30, 1991 and 1990, affiliated parties voluntarily waived a portion of their fees.
     Additionally, during the years ended September 30, 1990 and 1989, expenses were limited to a percentage of average net assets in accordance with a state expense limitation. If neither the voluntary waiver nor state expense limitation had been in effect, the ratios of expenses to average net assets for the years ended September 30, 1991, 1990 and 1989 would have been 1.64%, 1.78% and 1.62%, respectively. Expenses borne by the Fund's Investment Adviser and Distributor amounted to less than $0.01 per share for each of the years ended September 30, 1991, 1990 and 1989.
(c)  Total return data does not reflect the sales load payable on purchases of shares. Effective May 8, 1995, the Fund no longer imposes a one-time sales charge.



MANAGED TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS -- FINANCIAL ADVISER CLASS

                                                                                                                  AUGUST 4, 1984
                                                                                                                   (COMMENCEMENT
                                                                                                                  OF OPERATIONS)
                                                        YEARS ENDED SEPTEMBER 30,                                     THROUGH
                            ----------------------------------------------------------------------------------     SEPTEMBER 30,
                             1995(a)     1994        1993        1992        1991         1990        1989            1988
                             -------      ----        ----        ----        ----         ----        ----            ----
Net Asset Value, beginning
of year ..................    $11.24      $12.03      $11.48      $11.07       $ 9.60      $11.45      $10.14         $10.00
Income from investment
operations:
  Net investment income (b)     0.28        0.18        0.29        0.34         0.44        0.51        0.54           0.04
  Net realized and
    unrealized gain (loss)
    on investments .......      1.18       (0.16)       0.90        0.57         1.42       (0.94)       0.96           0.10
                              ------      ------      ------      ------       ------      ------      ------         ------
    Total from investment
     operations ..........      1.46        0.02        1.19        0.91         1.86       (0.43)       1.50           0.14
                              ------      ------      ------      ------       ------      ------      ------         ------
Less distributions:
  Dividends to
    shareholders from net      (0.30)      (0.31)      (0.26)      (0.41)       (0.39)      (0.63)      (0.16)          --
  Dividends to
    shareholders from
    realized capital
    gains +  ............      (0.75)      (0.50)      (0.38)      (0.09)      --           (0.79)      (0.03)          --
                              ------      ------      ------      ------       ------      ------      ------         ------
    Total distributions ..     (1.05)      (0.81)      (0.64)      (0.50)       (0.39)      (1.42)      (0.19)          --
                              ------      ------      ------      ------       ------      ------      ------         ------
  Net asset value, end of
   year ..................    $11.65      $11.24      $12.03      $11.48       $11.07      $ 9.60      $11.45         $10.14
                              ======      ======      ======      ======       ======      ======      ======         ======
Total return(c)..........    14.30%       0.10%      10.80%       8.40%       20.10%      (4.40%)     15.10%          1.40%
Ratios/supplemental data:
  Net assets, end of year
    (in 000's) ...........   $14,749     $17,515     $25,519     $20,894      $14,678     $17,041     $17,031         $10,275
  Ratio of expenses to
    average net assets (b)     2.09%       1.94%       1.80%       1.90%        2.00%       1.93%       1.62%          2.90%(d)
  Ratio of net investment
    income to average net
    assets ..............      2.29%       1.60%       2.54%       3.09%        4.41%       4.89%       5.24%          2.49%(d)
  Portfolio turnover rate        50%         50%         40%         37%          15%         47%         71%             0%
-----------------------------------------------------------------------------------------------------------------------------------
  +  Paid from realized
     net short-term gain      $ --        $0.132      $0.080      $0.015       $ --        $0.313      $0.014         $ --

(a)  Freedom Capital Management became the investment adviser on February 21, 1995.
(b)  During the years ended September 30, 1992, 1991 and 1990, affiliated parties voluntarily waived a portion of their fees.
     Additionally, during the years ended September 30, 1992, 1991, 1990 and 1989, expenses were limited to a percentage of average net assets in accordance with a state expense limitation. If neither the voluntary waiver nor state expense limitation had been in effect, the ratios of expenses to average net assets for the years ended September 30, 1992,
     1991, 1990 and 1989 would have been 2.01%, 2.26%, 2.07% and 1.74%, respectively. Expenses borne by the Fund's Investment
     Adviser and Distributor for the years ended September 30, 1992, 1991, 1990 and 1989 amounted to $0.01, $0.03, $0.01 and
     $0.01 per share, respectively.
(c)  Total return does not reflect the sales load payable on purchase of shares. Effective May 8, 1995, the Fund no longer imposes a one-time sales charge.
(d)  Annualized.

                              FUNDMANAGER FUNDS
    The Trust was organized as a Delaware business trust on February 7, 1995 and is an open-end management investment company registered under the 1940 Act consisting of five separate series -- Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Income Fund and Managed Total Return Fund. Prior to May 8, 1995, the Funds were series of the Republic Funds, also an open-end management investment company. Investment in shares of one or more of the Funds involves risks and there can be no assurance that the Funds' investment objectives will be achieved.

                            INVESTMENT OBJECTIVES
    Each Fund seeks to achieve its investment objective by investing in a portfolio of approximately ten to fifteen mutual funds (the "underlying funds") although it may invest up to 25% of its total assets in any one underlying fund. At times, for temporary defensive purposes when warranted by general economic and financial conditions, a Fund may invest in money market mutual funds or invest directly in (or enter into repurchase agreements (maturing in seven days or less) with banks and broker-dealers with respect
to) short-term debt securities, including U.S. Treasury bills and other short-term U.S. Government securities, commercial paper, certificates of deposit and bankers' acceptances. However, except when a Fund is in a temporary defensive investment position or as may be considered necessary to accumulate cash in order to satisfy minimum purchase requirements of the underlying funds or to meet anticipated redemptions, a Fund normally will maintain its assets invested in underlying funds. Although all of the Funds may invest in shares of the same underlying fund, the percentage of each Fund's assets so invested may vary and the Adviser will determine that such investments are consistent with the investment objectives and policies of each particular Fund. A Fund may not purchase shares of any closed-end investment company or of any investment company which is not registered with the SEC. Each Fund's investment objectives and certain of its related policies and activities are fundamental and may not be changed by the Trustees of the Trust, on behalf of a particular Fund, without approval of the shareholders of that Fund.

AGGRESSIVE GROWTH FUND
    The investment objective of Aggressive Growth Fund is capital appreciation without regard to current income. The underlying funds in which it invests will consist of funds which seek capital growth or appreciation by investing primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants). For temporary defensive purposes, these funds also may invest in (or enter into repurchase agreements with banks and broker-dealers with respect to) corporate bonds, U.S. Government securities, commercial paper, certificates of deposit or other money market securities.

    The Fund also may invest in funds which invest primarily in long- or short-term bonds and other fixed income securities (such as securities issued or guaranteed or insured by the U.S. Government, its agencies or instrumentalities, commercial paper, preferred stock, convertible preferred stock or convertible debentures) whenever the Adviser believes that these funds offer a potential for capital appreciation. These underlying funds may invest in investment grade bonds or in bonds which are not considered investment grade (commonly referred to as "junk bonds"). The Fund will limit its direct and indirect investment in junk bonds to less than 5% of its assets. See "Bond Fund" and "Description of Bond Ratings".


    The underlying funds in which Aggressive Growth Fund invests may incur more risk than those in which Growth Fund and Growth & Income Fund invest. For example, they may trade their portfolios more actively (which results in higher brokerage commissions and increased realization of taxable capital gains) and/or invest in companies whose securities are subject to more erratic market movements. The underlying funds also may invest up to 100% of their assets in securities of foreign issuers and engage in foreign currency transactions with respect to these investments; invest up to 10% of their assets in restricted or illiquid securities (excluding Rule 144A securities which are deemed liquid by the Trustees) ("Restricted Securities"); invest up to 5% of their assets in warrants; lend their portfolio securities; sell securities short; borrow money in amounts up to 25% of their assets for investment purposes (i.e., leverage their portfolios); write (sell) or purchase call or put options on securities or on stock indexes; concentrate more than 25% of their assets in one industry; invest up to 100% of their assets in master demand notes; and enter into futures contracts and options on futures contracts. The risks associated with these investments are described in the "Investments of and Investment Techniques Employed by Mutual Funds in Which the Funds May Invest".


    As a result, an investment in Aggressive Growth Fund can be expected to involve greater risk than an investment in any of the other Funds.

GROWTH FUND
    The primary investment objective of Growth Fund is long-term capital appreciation. Current income is of secondary importance. The underlying funds in which it invests will consist of funds which invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) and which seek long-term capital growth or appreciation with current income typically of secondary importance. For temporary defensive purposes, these funds also may invest in (or enter into repurchase agreements with banks and broker-dealers with respect to) corporate bonds, U.S. Government securities, commercial paper, certificates of deposit or other money market instruments.

    The Fund also may invest in funds which invest primarily in long- or short-term bonds and other fixed income securities (such as securities issued or guaranteed or insured by the U.S. Government, its agencies or instrumentalities, commercial paper, preferred stock, convertible preferred stock or convertible debentures) whenever the Adviser believes that these funds offer a potential for capital appreciation. These underlying funds may invest in investment grade bonds or in bonds which are not considered investment grade (commonly referred to as "junk bonds"). The Fund will limit its direct and indirect investment in junk bonds to less than 5% of its assets. See "Bond Fund" and "Description of Bond Ratings".


    The underlying funds in which Growth Fund invests may be authorized to invest up to 100% of their assets in the securities of foreign issuers and engage in foreign currency transactions with respect to these investments; invest up to 10% of their assets in Restricted Securities; invest up to 5% of their assets in warrants; lend their portfolio securities; sell securities short; borrow money in amounts up to 25% of their assets for investment purposes; write or purchase call or put options on securities or stock indexes; concentrate more than 25% of their assets in one industry; invest up to 100% of their assets in master demand notes; and enter into futures contracts and options on futures contracts. The risks associated with these investments are described in "Investments of and Investment Techniques Employed by Mutual Funds in Which the Funds May Invest".

GROWTH & INCOME FUND
    The investment objective of Growth & Income Fund is realization of a combination of capital appreciation and current income. The underlying funds in which it invests will consist of funds which seek long-term capital appreciation and/or funds which seek: (i) income from dividends; (ii) income from interest; or (iii) growth of income (or any combination of (i)-(iii)). These underlying funds invest in common stocks, preferred stocks, bonds and other fixed-income securities (including convertible preferred stock and convertible debentures). The underlying funds also may, for temporary defensive purposes, invest in (or enter into repurchase agreements with banks and broker-dealers with respect to) U.S. Government securities, commercial paper, certificates of deposit or other money market securities.


    The Fund also may invest in funds which invest primarily in long- or short-term bonds and other fixed income securities (such as securities issued or guaranteed or insured by the U.S. Government, its agencies or instrumentalities, commercial paper, preferred stock, convertible preferred stock or convertible debentures) whenever the Adviser believes that these funds offer a potential for capital appreciation. These underlying funds may invest in investment grade bonds or in bonds which are not considered investment grade (commonly referred to as "junk bonds"). The Fund will limit its direct and indirect investment in junk bonds to less than 5% of its assets. See "Bond Fund" and "Description of Bond Ratings".


    These underlying funds may invest up to 100% of their assets in the securities of foreign issuers and engage in foreign currency transactions with respect to these investments; invest up to 10% of their assets in Restricted Securities; invest up to 5% of their assets in warrants; lend their portfolio securities; sell securities short; borrow money in amounts up to 25% of their assets for investment purposes; write or purchase call or put options on securities or on stock indexes; concentrate more than 25% of their assets in any one industry; invest up to 100% of their assets in master demand notes; invest in long- or short-term corporate bonds (see "Income Fund") and other fixed income securities (such as U.S. Government securities, commercial paper, preferred stock, convertible preferred stock and convertible debentures); and enter into futures contracts and options on futures contracts. The risks associated with these investments are described below.

BOND FUND
    The investment objective of Bond Fund is a high level of current income. The underlying funds in which it invests will include funds which seek high current income by investing in long- or short-term bonds and other fixed income securities (such as securities issued or guaranteed or insured by the U.S. Government, its agencies or instrumentalities, commercial paper, preferred stock, convertible preferred stock or convertible debentures). The underlying funds also may lend their portfolio securities; sell securities short; borrow money in amounts up to 25% of their assets for investment purposes; write or purchase call or put options on securities or on stock indexes; invest up to 100% of their assets in master demand notes; and enter into futures contracts and options on futures contracts.


    The Fund will invest in underlying funds which limit their corporate bond investments to investment grade bonds which generally are considered to be bonds rated within one of the four highest quality grades assigned by Standard & Poor's Corporation ("S&P") or Moody's Investor Services, Inc. ("Moody's") or which are unrated but are deemed by an underlying fund's investment adviser to be of comparable quality. These include bonds rated AAA, AA, A and BBB by S&P and bonds rated Aaa, Aa, A and Baa by Moody's. Bonds rated BBB by S&P or Baa by Moody's normally indicate a greater degree of investment risk than bonds with higher ratings.

    The Fund also will invest (without limitation) in underlying funds which themselves may invest in corporate bonds which are not considered investment grade bonds (commonly referred to as "junk bonds") by Moody's or S&P, or which are unrated, and thus may carry a greater degree of risk than bonds considered investment grade. These include bonds rated BB, B, CCC and CC by S&P, and Ba, B, Caa, Ca and C by Moody's. These ratings may indicate that the bonds are predominantly speculative with respect to the issuer's ability to pay interest and repay principal and may indicate that the issuer soon may be or currently is in default. The risks associated with these investments are described in "Description of Bond Ratings". The Fund will limit its direct and indirect investment in junk bonds to less than 35% of its net assets.

    As a general matter, the current value of bonds varies inversely with changes in prevailing interest rates. If interest rates increase after a bond is purchased, the value of that security will normally decline. Conversely, should prevailing interest rates decrease after a bond is purchased, its market price will normally rise.

MANAGED TOTAL RETURN FUND
    The investment objective of Managed Total Return Fund is to realize high total return (capital appreciation and current income). Managed Total Return Fund seeks to achieve its objective by investing in a broad range of underlying funds. It will allocate its assets among one or more of five general types of mutual funds: aggressive growth funds, growth funds, growth and income funds, fixed income (bond) funds and money market funds. The Fund is unlikely at any particular moment to have all its assets invested in only one of these general types of funds. The Adviser will vary the proportion of each type of underlying fund based on the mix of such funds that may, in the Adviser's view, be most likely to achieve Managed Total Return Fund's investment objective.

    In allocating assets among the five general types of underlying funds, the Adviser will follow a multi-step investment analysis. First, the Adviser will consider general political and economic trends and current financial and market conditions in order to determine the current phase of the business and investment cycle and to assess the risks and opportunities in the financial markets. The Adviser will seek the most likely combination of fund types which will provide the best opportunity for maximizing total return consistent with prudent investment risk. The Adviser will not rely on a model in reaching asset allocation decisions, but will make its own assessment of the relative risk-reward levels of various asset types based on its past experience and analysis of current conditions.

    If the Adviser determines that the values of equity securities are likely to rise, it may emphasize aggressive and conservative growth funds. In periods of rising interest rates, it may emphasize holdings of money market funds or in periods of falling interest rates it may emphasize fixed income funds, depending upon conditions in the equity markets.

    Second, after determining the relative proportion of assets to be allocated to particular types of funds, the Adviser will identify whether certain specific categories of funds offer greater potential for positive returns. For example, the Adviser may choose to emphasize international equity funds or funds that concentrate in a particular industry sector; or the Adviser may select fixed income funds based on whether they invest primarily in long- or short-term debt securities.

    Finally, the Adviser will select those funds within the general or more specific categories, as discussed, that offer the greatest potential for positive returns in the Adviser's judgment.

    Within the framework of the foregoing guidelines, the underlying funds in which Managed Total Return Fund will invest will consist of funds which seek capital growth and appreciation by investing primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants); funds which seek a combination of capital appreciation and current income (including income from dividends, income from interest, growth of income or any combination thereof) by investing primarily in common stocks, preferred stocks, bonds and other fixed income securities (including convertible preferred stock and convertible debentures); funds which seek high current income by investing primarily in long- or short-term bonds and other fixed income securities (such as securities issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities, commercial paper, preferred stock, convertible preferred stock or convertible debentures); and funds which seek as high a level of current income as is consistent with preservation of capital and liquidity by investing in a broad range of high quality, short-term money market instruments which have remaining maturities not exceeding one year (including U.S. Government securities, bank obligations, commercial paper, corporate debt securities and repurchase agreements).

    Some of the underlying funds in which Managed Total Return Fund invests may incur more risk than others. For example, they may trade their portfolios more actively (which results in higher brokerage commissions and increased realization of taxable capital gains) and/or invest in companies whose securities are subject to more erratic market movements. The underlying funds also may invest up to 100% of their assets in securities of foreign issuers and engage in foreign currency transactions with respect to these investments; invest up to 10% of their assets in Restricted Securities; invest up to 5% of their assets in warrants; lend their portfolio securities; sell securities short; borrow money in amounts of up to 25% of their assets for investment purposes (i.e., leverage their portfolios); write (sell) or purchase call or put options on securities or on stock indexes; concentrate more than 25% of their assets in one industry; invest up to 100% of their assets in master demand notes; and enter into futures contracts and options on futures contracts. The risks associated with these investments are described below.

    Managed Total Return Fund may invest in underlying funds which limit their corporate bond investments to investment grade bonds which generally are considered to be bonds rated within one of the four highest quality grades assigned by S&P or Moody's or underlying funds which invest in corporate bond investments which are unrated but are deemed by an underlying fund's investment adviser to be of comparable quality. It may also invest in underlying funds which invest in corporate bonds which are not considered investment grade bonds (commonly referred to as "junk bonds") by Moody's or S&P, or which are unrated, and thus may carry a greater degree of risk than bonds considered investment grade. These ratings may indicate that the bonds are predominantly speculative with respect to the issuer's ability to pay interest and repay principal and may indicate that the issuer soon may be or currently is in default. The risks associated with these investments are described below. The Fund will limit its direct and indirect investment in junk bonds to less than 35% of its assets.


    At times, for temporary defensive purposes when warranted by general economic and financial conditions, Managed Total Return Fund may invest in a variety of short-term debt securities, including U.S. Treasury bills and other U.S. Government securities, commercial paper, certificates of deposit, bankers' acceptances and repurchase agreements with respect to such securities. However, except when Managed Total Return Fund is in a temporary defensive investment position or as may be considered necessary to accumulate cash in order to satisfy minimum purchase requirements of the underlying funds or to meet anticipated redemptions, it normally will maintain its assets invested in underlying funds.


                   INVESTMENTS OF AND INVESTMENT TECHNIQUES
            EMPLOYED BY MUTUAL FUNDS IN WHICH THE FUNDS MAY INVEST
ILLIQUID AND RESTRICTED SECURITIES. An underlying fund may invest not more than 10% of its total assets in securities for which there is no readily available market ("illiquid securities") which would include Restricted Securities the disposition of which would be subject to legal restrictions and repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between an underlying fund's decision to dispose of such securities and the time when the fund is able to dispose of them, during which time the value of the securities (and therefore the value of the underlying fund's shares held by a Fund) could decline.

FOREIGN SECURITIES. An underlying fund may invest up to 100% of its assets in securities of foreign issuers. There may be less publicly available information about these issuers than is available about companies in the U.S. and foreign auditing requirements may not be comparable to those in the U.S. In addition, the value of the fund's foreign securities may be adversely affected by fluctuations in the exchange rates between foreign currencies and the U.S. dollar, as well as other political and economic developments, including the possibility of expropriation, confiscatory taxation, exchange controls or other foreign governmental restrictions. In addition, income received by an underlying fund from sources within foreign countries, such as dividends and interest payable on foreign securities, may be subject to foreign taxes, including taxes withheld from payments on those securities. Moreover, the underlying funds will generally calculate their net asset values and complete orders to purchase, exchange or redeem shares only on a Monday-Friday basis (excluding holidays on which the NYSE is closed). Foreign securities in which the underlying funds may invest may be listed primarily on foreign stock exchanges which may trade on other days (such as Saturday). As a result, the net asset value of an underlying fund's portfolio may be significantly affected by such trading on days when the Adviser does not have access to the underlying funds and shareholders of the Trust do not have access to their respective Funds. Under the 1940 Act an underlying fund may maintain its foreign securities in custody of non-U.S. banks and securities depositories.

INDUSTRY CONCENTRATION. An underlying fund may concentrate its investments within one industry. Because the scope of investment alternatives within an industry is limited, the value of the shares of such an underlying fund may be subject to greater market fluctuation than an investment in a fund which invests in a broader range of securities.

MASTER DEMAND NOTES. Although the Funds themselves will not do so, underlying funds (particularly money market mutual funds) may invest up to 100% of their assets in master demand notes. Master demand notes are unsecured obligations of U.S. corporations redeemable upon notice that permit investment by a fund of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the fund and the issuing corporation. Because they are direct arrangements between the fund and the issuing corporation, there is no secondary market for the notes. However, they are redeemable at face value, plus accrued interest, at any time.


REPURCHASE AGREEMENTS. Underlying funds, particularly money market funds, may enter into repurchase agreements with banks and broker-dealers under which they acquire securities subject to an agreement with the seller to repurchase the securities at an agreed upon time and price. The Funds also may enter into repurchase agreements. These agreements are considered under the 1940 Act to be loans by the purchaser collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, the underlying fund may experience delay or difficulties in exercising its rights to dispose of the securities held as collateral and might incur a loss if the value of the securities should decline. For a more complete discussion of repurchase agreements, see "Investment Policies" in the SAI.

LOANS OF PORTFOLIO SECURITIES. An underlying fund may lend its portfolio securities provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the fund may at any time call the loan and obtain the return of the securities loaned; (iii) the fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.


SHORT SALES. An underlying fund may sell securities short. In a short sale, the fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the fund may also have to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.


    The fund also must deposit in a segregated account an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the fund must maintain daily the segregated account at such a level that (i) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (ii) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of a fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales.


    The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.

    A short sale is "against the box" if at all times when the short position is open the fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such a transaction serves to defer a gain or loss for Federal income tax purposes.

FOREIGN CURRENCY TRANSACTIONS. In connection with its portfolio transactions in securities traded in a foreign currency, an underlying fund may enter into forward contracts to purchase or sell an agreed upon amount of a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Under such an arrangement, concurrently with the entry into a contract to acquire a foreign security for a specified amount of currency, the fund would purchase with U.S. dollars the required amount of foreign currency for delivery at the settlement date of the purchase; the fund would enter into similar forward currency transactions in connection with the sale of foreign securities. The effect of such transactions would be to fix a U.S. dollar price for the security to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received, the normal range of which is three to 14 days. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the subject currency, they tend to limit commensurately any potential gain which might result should the value of such currency increase during the contract period.

LEVERAGE THROUGH BORROWING. An underlying fund may borrow up to 25% of the value of its net assets on an unsecured basis from banks to increase its holdings of portfolio securities. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on the fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest and option premiums received from the securities purchased with borrowed funds.

WARRANTS. An underlying fund may invest in warrants, which are options to purchase equity securities at specific prices valid for a specific period of time. The prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price and the right to purchase the underlying security.

HIGH YIELD SECURITIES. Investing in high yield, high risk securities involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield, high risk securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.

    High yield, high risk securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield, high risk securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield, high risk security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield, high risk securities defaults, a fund may incur additional expenses to seek recovery. In the case of high yield securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

    The secondary markets on which high yield, high risk securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of a fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield, high risk securities, especially in a thinly traded market.

    There may be special tax considerations associated with investing in high yield, high risk securities structured as zero coupon or payment-in-kind securities. A fund records the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. A fund will be required to distribute all or substantially all such amounts annually and may have to obtain the cash to do so by selling securities which otherwise would continue to be held. Shareholders will be taxed on these distributions.

    The use of credit ratings as the sole method of evaluating high yield, high risk securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield, high risk securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

DERIVATIVES
    An underlying fund may invest in the following instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index.

OPTIONS ACTIVITIES. An underlying fund may write (i.e., sell) listed call options ("calls") if the calls are "covered" throughout the life of the option. A call is "covered" if the fund owns the optioned securities. When a fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

    A fund may purchase a call on securities only to effect a "closing purchase transaction" which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the fund on which it wishes to terminate its obligation. If the fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the fund expires (or until the call is exercised and the fund delivers the underlying security).

    An underlying fund also may write and purchase put options ("puts"). When a fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the fund at the exercise price at any time during the option period. When a fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. An underlying fund also may purchase stock index puts which differ from puts on individual securities in that they are settled in cash based on the values of the securities in the underlying index rather than by delivery of the underlying securities. Purchase of a stock index put is designed to protect against a decline in the value of the portfolio generally rather than an individual security in the portfolio. If any put is not exercised or sold, it will become worthless on its expiration date.

    A fund's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option. In this regard, trading in options on certain securities (such as U.S. Government securities) is relatively new so that it is impossible to predict to what extent liquid markets will develop or continue.

    The underlying fund's custodian, or a securities depository acting for it, generally acts as escrow agent as to the securities on which the fund has written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the fund. Until the underlying securities are released from escrow, they cannot be sold by the fund.

    In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

FUTURES CONTRACTS. An underlying fund may enter into futures contracts for the purchase or sale of debt securities and stock indexes. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

    Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a fund holds long-term U.S. Government securities and it anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the fund's portfolio securities declined, the value of the fund's futures contracts would increase, thereby protecting the fund by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the fund expects long-term interest rates to decline, it might enter into futures contracts for the purchase of long-term securities so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase while continuing to hold higher-yield short-term securities or waiting for the long-term market to stabilize.

    A stock index futures contract may be used to hedge an underlying fund's portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

    There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the fund than if it had not entered into futures contracts on debt securities or stock indexes.

    In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

    Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

OPTIONS ON FUTURES CONTRACTS. A fund also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The fund may purchase put options on futures contracts in lieu of, and for the same purpose as, a sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities.

    As with options on securities, the holder of an option may terminate his position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. The fund is required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to futures contracts described above and, in addition, net option premiums received will be included as initial margin deposits.

    In addition to the risks which apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the fund when the use of futures contract would not, such as when there is no movement in the prices of the underlying securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.

HEDGING. An underlying fund may employ many of the investment techniques described in this Appendix not only for investment purposes which may be considered speculative, but also for hedging purposes. For example, an underlying fund may purchase or sell put and call options on common stocks to hedge against movements in individual common stock prices, or purchase and sell stock index futures and related options to hedge against marketwide movements in common stock prices. Although such hedging techniques generally tend to minimize the risk of loss that is hedged against, they also may limit commensurately the potential gain that might have resulted had the hedging transaction not occurred. Also, the desired protection generally resulting from hedging transactions may not always be achieved.

                     INVESTMENT POLICIES AND RESTRICTIONS
    The Funds have adopted certain fundamental investment policies (i.e., policies which may not be changed as to a Fund without the vote of a majority of that Fund's outstanding shares, as defined under "Other Information -- Voting") as well as certain investment policies which are not fundamental and therefore may be changed by the Board of Trustees without shareholder approval. These policies reflect self-imposed standards or the requirements of state or Federal law.

    The Trust may, in the future, seek to achieve each Fund's investment objective by investing all of the Fund's assets in a no-load, diversified, open-end management investment company having substantially the same investment objective as the Fund. Each Fund's investment policies permit such an investment. Shareholders will receive 30 days prior written notice with respect to any such investment.

    Under each Fund's fundamental investment policies, no Fund may invest more than 25% of its total assets in the securities of underlying funds which themselves concentrate (i.e., invest more than 25% of their assets) in any one industry. Nevertheless, through its investment in underlying funds, a Fund indirectly may invest more than 25% of its assets in one industry. The Fund also may not borrow money, except that a Fund may, as a temporary measure for extraordinary or emergency purposes, borrow from a bank in an amount not in excess of 5% of the Fund's total assets, or pledge or hypothecate its assets, except that the Fund may pledge not more than 5% of its total assets to secure such borrowings. A Fund will not make additional investments at any time during which it has outstanding borrowings.

    Under each Fund's policies which are not fundamental, no Fund may (i) invest more than 25% of its assets in the shares of any one open-end investment company; (ii) purchase or otherwise acquire the securities of any open-end investment company (except in connection with a merger, consolidation, acquisition of substantially all of the assets or reorganization of another investment company) if, as a result, a Fund and all of its affiliates including the other Funds would own more than 3% of the total outstanding stock of that company, or (iii) purchase a security which is not readily marketable if, as a result, more than 10% of that Fund's assets would consist of such securities. For this purpose, securities which are not readily marketable include repurchase agreements having more than seven days to maturity (see "Investments of and Investment Techniques Employed by Mutual Funds in Which the Funds May Invest") and shares of an open-end investment company owned by the Fund in an amount exceeding 1% of the issuer's total outstanding securities. See "Risks and Other Considerations".

    In addition, no Fund will invest more than 5% of its total assets in the securities of an underlying fund which itself invests more than 5% of its total assets in (i) the securities of any one issuer (excluding U.S. Government securities), (ii) securities of issuers which have been in operation for less than three years and equity securities of issuers which are not readily marketable or (iii) puts, calls, straddles, spreads, and combinations thereof, and futures contracts.

    Each Fund may invest up to 5% of its net assets in repurchase agreements with banks and broker-dealers. This and other investment policies and restrictions are discussed in the SAI under the heading "Investment Policies".

    The underlying funds in which a Fund invests may, but need not, have the same investment policies as the Fund. For example, although Aggressive Growth Fund will not borrow money for investment purposes, it may invest up to 25% of its total assets in an underlying fund which borrows money for investment purposes (i.e., engages in leveraging). The investments which may be made by underlying funds in which the Funds invest and the risks associated with those investments are described under "Investment Objectives," "Investment Policies and Restrictions" and "Investments of and Investment Techniques Employed by Mutual Funds in Which the Funds May Invest".

                        RISKS AND OTHER CONSIDERATIONS
    Any investment in a mutual fund involves risk and, although the Funds invest in a number of underlying funds, this practice does not eliminate investment risk. Moreover, investing through the Funds in an underlying portfolio of mutual funds involves certain additional expenses and certain tax results which would not be present in a direct investment in the underlying funds. See "Expenses" and "Dividends, Distributions and Taxes".

    A Fund, together with the other Funds and any "affiliated persons" (as defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of any underlying fund. For this purpose, shares of underlying funds held by private discretionary investment advisory accounts managed by the Adviser will be aggregated with those held by the Funds. Accordingly, when affiliated persons and other accounts managed by the Adviser hold shares of any of the underlying funds, each Fund's ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference.

    The 1940 Act also provides that an underlying fund whose shares are purchased by a Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying fund's outstanding securities during any period of less than 30 days. Shares held by a Fund in excess of 1% of an underlying fund's outstanding securities therefore, will be considered not readily marketable securities which together with other such securities may not exceed 10% of that Fund's assets. See "Investment Policies and Restrictions". These limitations are not fundamental investment policies and may be changed by the Board of Trustees without shareholder approval.

    Under certain circumstances an underlying fund may determine to make payment of a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Funds may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

    Investment decisions by the investment advisers of the underlying funds are made independently of the Trust and its Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result of this would be an indirect expense to a Fund without accomplishing any investment purpose.

    Each Fund will purchase shares of both load and no-load underlying funds. However, the Funds will not invest in shares of underlying funds which are sold with a contingent deferred sales charge.

    Under the 1940 Act a mutual fund must sell its shares at the price (including sales load, if any) described in its prospectus, and current rules under the 1940 Act do not permit negotiation of sales charges. Therefore, a Fund currently is not able to negotiate the level of the sales charges at which it will purchase shares of load funds which may be as great as 8.5% of the public offering price (or 9.29% of the net amount invested). Nevertheless, when appropriate, a Fund will purchase such shares pursuant to (i) letters of intent, permitting it to obtain reduced sales charges by aggregating its intended purchases over time (generally 13 months from the initial purchase under the letter); (ii) rights of accumulation, permitting it to obtain reduced sales charges as it purchases additional shares of an underlying fund; and (iii) the right to obtain reduced sales charges by aggregating its purchases of several funds within a family of mutual funds. Based upon these privileges, it is expected that, in the majority of cases, the sales charges paid by a Fund on a load fund purchase will not exceed 1% of the public offering price (1.01% of the net amount invested).

    Under certain circumstances, a sales charge incurred by a Fund in acquiring shares of an underlying fund may not be taken into account in determining the gain or loss for federal income tax purposes on the disposition of the shares acquired. If shares are disposed of within 90 days from the date they were purchased and if shares of a new underlying fund are subsequently acquired without imposition of a sales charge or imposition of a reduced sales charge pursuant to a right granted to the Fund to acquire shares without payment of a sales charge or with the payment of a reduced charge, then the sales charge paid upon the purchase of the initial shares will be treated as paid in connection with the acquisition of the new underlying fund's shares rather than the initial shares.

    Sales charges generally consist of two parts, the dealer reallowance (which typically comprises at least 80% of the amount of the charge) and the underwriter's retention. Signature generally will be designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of load fund shares by the Funds. However, Signature will not retain any dealer reallowance in excess of 1% of the public offering price on any transaction nor will it be designated as the dealer entitled to receive the dealer reallowance portion of the sales charge where such reallowance would exceed 1% of the public offering price. See "Management of the Trust -- The Distributors" and "Management of the Trust -- Portfolio Transactions".


EXPENSES
    An investor in the Funds should recognize that he may invest directly in mutual funds and that, by investing in mutual funds indirectly through the Funds, he will bear not only his proportionate share of the expenses of the Funds (including operating costs and investment advisory and administrative fees) but also, indirectly, similar expenses of the underlying funds. An investor in the Funds through a managed account program who pays an advisory fee for asset allocation should recognize that the combined expenses of the program and of the Funds (including their indirect expenses) may involve greater fees and expenses than present in other types of investments without the benefit of professional asset allocation recommendations. In addition, a Fund shareholder will bear his proportionate share of expenses related to the distribution of the Fund's Shares, see "Management of the Trust -- The Distributors", and also may indirectly bear expenses paid by an underlying fund related to the distribution of its shares. A Fund shareholder also will bear his proportionate share of any sales charges incurred by the Fund related to the purchase of shares of the underlying funds. Finally, an investor should recognize that, as a result of the Funds' policies of investing in other mutual funds, he may receive taxable capital gains distributions to a greater extent than would be the case if he invested directly in the underlying funds. See "Dividends, Distributions and Taxes". For the fiscal year ending September 30, 1995 the Funds' total expenses, after waivers and expense reimbursements, as a percentage of average net assets were as follows: Aggressive Growth Fund 1.65%, Growth Fund 1.71%, Growth & Income Fund 1.59%, Bond Fund 1.45% and Managed Total Return Fund 2.09%.


                       MANAGEMENT OF FUNDMANAGER FUNDS
    The business and affairs of the Trust are managed under the direction of the Board of Trustees. Additional information about the Trustees, as well as the Trust's executive officers, may be found in the SAI under the heading "Management Trustees and Officers".

THE ADVISER
    Freedom Capital Management has its principal office at One Beacon Street, Boston, Massachusetts. The Adviser advises the Trust through the M.D. Hirsch Division of Freedom Capital Management. Michael D. Hirsch, Chairman of the M.D. Hirsch Division of Freedom Capital Management, has provided discretionary investment advisory services relating to investments in mutual funds to individual accounts since 1975.

    Freedom Capital Management is an indirect, wholly-owned subsidiary of John Hancock Mutual Life Insurance Company ("John Hancock"). John Hancock is a major mutual life insurance company with subsidiaries which offer property and casualty insurance and another subsidiary which manages investment companies. John Hancock's head offices are at John Hancock Place, Boston, Massachusetts.


    Pursuant to an Investment Advisory Contract, the Adviser is responsible for the investment management of each Fund's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of the Funds' investments directly with the issuers or with brokers or dealers, selected by it in its discretion, including Signature. See "Portfolio Transactions". The Adviser also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Trust. For these services, the Adviser receives from each Fund a fee, payable monthly, at the annual rate of 0.50% of that Fund's average daily net assets up to $500 million and 0.40% of its average daily net assets in excess of $500 million. For the fiscal year ended September 30, 1995 the Funds paid the Adviser the following fees as a percentage of net assets: Aggressive Growth Fund 0.50%, Growth Fund 0.50%, Growth & Income Fund 0.50%, Bond Fund 0.50% and Managed Total Return Fund 0.50%.


    Michael Hirsch and Michelle P. Graham-Lyons are the Portfolio Managers of the Funds and are responsible for the day to day management of the Funds. Currently, Mr. Hirsch is Chairman of the M.D. Hirsch Division of Freedom Capital Management. Prior to February 21, 1995, Mr. Hirsch was the Vice Chairman and Managing Director of the M.D. Hirsch Division of Republic Asset Management. Mr. Hirsch served as President of Hirsch from February, 1991 until June, 1993 and Chief Investment Officer of Republic from 1981 until February, 1991. Mr. Hirsch pioneered the concept of investing his clients' assets in a portfolio of mutual funds in 1975. Mr. Hirsch is now a noted authority on mutual funds and has authored two books, "Multifund Investing" in 1987 and "The Mutual Fund Wealth Builder" in 1991. Michelle P. Graham-Lyons manages the mutual fund research functions of the Adviser. Ms. Graham-Lyons is a Senior Vice President of the M.D. Hirsch Division of Freedom Capital Management. Prior to February 21, 1995, Ms. Graham-Lyons was First Vice President of the M.D. Hirsch Division of Republic Asset Management. Ms. Graham-Lyons held a similar position at Hirsch since February, 1991, and was, prior to that, a Senior Investment Analyst for Republic.

THE ADMINISTRATOR
    The Board of Trustees of the Trust has approved an Administrative Services Contract (the "Administration Contract") between the Trust and Signature pursuant to which Signature will serve as Administrator of the Trust and of each of the Funds. In this capacity, Signature provides certain management and administrative services to the Trust.

    For its services as Administrator, Signature receives from each Fund a fee computed and paid monthly at an annual rate equal to 0.25% of the first $50 million of that Fund's average daily net assets attributable to the Class, 0.20% of the next $50 million of such assets, and 0.15% of such assets in excess of $100 million.

THE DISTRIBUTORS
    The Board of Trustees of the Trust has approved a Distribution Contract (the "Distribution Contract") between the Trust and each of Signature, Tucker Anthony and Sutro pursuant to which each will serve as a Distributor of the Trust and of the Shares of each of the Funds. Signature may receive dealer reallowances (up to a maximum of 1% of the public offering price) and/or distribution payments on purchases by the Funds of mutual funds which are sold with a sales load and/or which have a distribution plan.


    Pursuant to a Distribution Plan adopted by the Funds with respect to the Class (the "Plan"), each Fund will reimburse the Distributors monthly (subject to a limit of 0.50% per annum of the Fund's average daily net assets attributable to the Class) for costs and expenses incurred by the Distributors in connection with the distribution of Fund Shares and for the provision of certain shareholder services with respect to Fund Shares. Payments to the Distributors will be for various types of activities, including: (i) payments to broker-dealers who advise shareholders regarding the purchase, sale, or retention of Fund Shares and who provide shareholders with personal services and account maintenance services ("service fee"), (ii) payments to employees of the Distributors, and (iii) printing and advertising expenses. Such payments by the Distributors to broker-dealers may be in amounts up to 0.50% per annum of each Fund's average daily net assets attributable to the Class, provided, however, that the service fee will be limited to 0.25% of each Fund's average daily net assets attributable to the Class. The fees and reimbursements paid by the Funds to the Distributors for distribution services and to Signature for administration and shareholder servicing services therefore may equal up to 0.75% of each Fund's average daily net assets attributable to the Class. Salary expense of salesmen who are responsible for marketing Shares of the Funds and related travel expenses may be allocated to various Funds on the basis of average net assets attributable to the Class.

    Any payment by a Distributor or reimbursement of a Distributor by the Fund made pursuant to the Plan is contingent upon the Board of Trustees' approval. Each Fund will not be liable for distribution and shareholder servicing expenditures in any given year in excess of the maximum amount (0.50% per annum of each Fund's average daily net assets attributable to the Class) payable under the Plan in that year. The Plan also permits the Distributors to receive and retain brokerage commissions with respect to portfolio transactions for underlying funds, including funds which have a policy of considering sales of their shares in selecting broker-dealers for the execution of their portfolio transactions. For the fiscal year ended September 30, 1995 the Funds paid Signature, as sole Distributor and Administrator the following fees as a percentage of average net assets: Aggressive Growth Fund 0.72%, Growth Fund 0.70%, Growth & Income Fund 0.70%, Bond Fund 0.69% and Managed Total Return Fund 0.74%.


    The Distributors may provide promotional incentives to investment executives who support the sale of shares of the Funds. In some instances, these incentives may be offered only to certain investment executives which provide services in connection with the sale or expected sale of significant amounts of shares.


    Signature is a wholly-owned subsidiary of Signature Financial Group, Inc. ("SFG"). SFG and its affiliates currently provide administration and distribution services for other registered investment companies. The principal business address of SFG and Signature is 6 St. James Avenue, Boston, Massachusetts 02116. Tucker Anthony, a brokerage firm which is a member of the New York Stock Exchange, is an indirect subsidiary of John Hancock, continuing an investment banking and brokerage business established in 1892. The principal business address of Tucker Anthony is One Beacon Street, Boston, Massachusetts 02108. Sutro is an indirect wholly-owned subsidiary of John Hancock. The principal business address of Sutro is 201 California Street, San Francisco, California 94111.

CUSTODIAN AND TRANSFER AGENT
    The Board of Trustees of the Trust has also approved a Custodian Agreement and a Transfer Agency and Service Agreement (the "IBT Contracts") between the Trust and Investors Bank & Trust Company ("IBT") pursuant to which IBT provides custodial, fund accounting, transfer agency, dividend disbursing and shareholder servicing services to the Trust and each of the Funds. The principal business address of IBT is 89 South Street, Boston, Massachusetts 02111.


SERVICE ORGANIZATIONS
    The Trust also contracts with various banks, trust companies, broker-dealers (other than the Distributors) or other financial organizations (collectively, "Service Organizations") to provide administrative services for the Class such as maintaining shareholder accounts and records. Each Fund pays fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.25% of the daily net asset value of a Fund's Shares owned by shareholders with whom the Service Organization has a servicing relationship.

    Some Service Organizations may impose additional or different conditions on their clients such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Trust or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Trust. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.


OTHER EXPENSES
    The Trust bears all costs of its operations other than expenses specifically assumed by the Administrator, Distributors or the Adviser. See "Management" in the SAI. Expenses directly attributable to a Fund or Class are charged to that Fund or Class; other expenses are allocated proportionately among the Funds or Class, as the case may be, in relation to the net assets of each Fund or Class. The Trust has contracted with IBT to provide fund accounting services at a rate not intended to exceed the cost of such services.


PORTFOLIO TRANSACTIONS
    Pursuant to the Investment Advisory Contract, the Adviser places orders for the purchase and sale of portfolio investments for a Fund's accounts with brokers or dealers, selected by it in its discretion, including the Distributors. With respect to purchases of certain money market instruments, purchase orders are placed directly with the issuer or its agent. With respect to purchases of load fund shares, the Adviser directs substantially all of the Funds' orders to Signature, which may, in its discretion, direct the order to other broker-dealers in consideration of sales of that fund's shares, except where the direction to another broker-dealer would increase the dealer reallowance paid by a fund above 1% of the public offering price. Where Signature acts as the dealer with respect to purchases of load fund shares, it retains dealer reallowances on such purchases up to a maximum of 1% of the public offering price of the shares. A Distributor may not be designated as the dealer on any sale where such reallowance would exceed 1% of the public offering price.

    A Distributor may also assist in the execution of Fund portfolio transactions to purchase underlying fund shares for which it may receive distribution payments from the underlying funds or their underwriters in accordance with the distribution plans of those funds. The Distributor will refund to the underlying fund any payment which alone or when added to other payments received from that fund is in excess of 1% of the public offering price of the fund at the time the payment is made. In providing execution assistance, the Distributor receives orders from the Adviser, places them with the underlying fund's distributor, transfer agent or other person, as appropriate, confirms the trade, price and number of shares purchased, assures prompt payment by the Fund and proper completion of the order.

    Each Fund is actively managed and has no restrictions upon portfolio turnover, although its annual turnover rate is not expected to exceed 100%. A 100% annual portfolio turnover rate would be achieved if each security in each Fund's portfolio (other than securities with less than one year remaining to maturity) were replaced once during the year. To the extent each Fund is purchasing shares of load funds, a higher turnover rate would result in correspondingly higher sales loads paid by that Fund. Trading also may result in realization of net short-term capital gains which would not otherwise be realized, and shareholders are taxed on such gains when distributed from that Fund at ordinary income tax rates. See "Dividends, Distributions and Taxes". There is no limit on the portfolio turnover rates of the underlying funds in which the Fund may invest.

                       DETERMINATION OF NET ASSET VALUE
    The net asset value per share of each Fund is calculated at 4:00 p.m. (Eastern Time), Monday through Friday, on each day that the New York Stock Exchange (the "NYSE") is open for trading (which excludes the following national business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas
Day). Net asset value per Share is calculated by dividing the aggregate value of a Fund's assets allocable to the Class less all liabilities by the number of that Fund's outstanding Shares.

    The assets of each Fund consist primarily of the underlying funds, which are valued at their respective net asset values under the 1940 Act. The underlying funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of directors of the underlying fund. Money market funds with portfolio securities that mature in one year or less may use the amortized cost or penny-rounding methods to value their securities. Securities having 60 days or less remaining to maturity generally are valued at their amortized cost which approximates market value.

    Other assets of each Fund are valued at their current market value if market quotations are readily available and, if market quotations are not available, they are valued at fair value pursuant to methods established in good faith by the Board of Trustees. Debt instruments having 60 days or less remaining to maturity are valued at their amortized cost.

                              PURCHASE OF SHARES
    Shares of the Funds are offered by the Distributors as an investment vehicle for individuals, institutions, corporations and fiduciaries. Shares of the Funds may also be offered to participants in certain managed account programs who receive, for a fee at a maximum annual rate based upon a percentage of assets invested, certain services, including asset allocation recommendations with respect to the Funds based on an evaluation of their investment objectives and risk tolerances. Each Fund pays expenses related to the distribution of its Shares. See "Management of the Trust -- The Distributors". Each Fund may invest in underlying funds which are sold with a sales charge. Prospectuses, sales material and applications can be obtained from the Distributors.


    The minimum initial investment is $1,000, except that the minimum initial investment for an Individual Retirement Account is $250. The minimum subsequent investment is $100. There are no minimum investment requirements for FundManager prototype defined contribution plans. The minimum initial investment is waived for purchases by Trustees, officers and employees of the Trust, the Adviser or a Distributor, including their immediate families and certain accounts. Each Fund also reserves the right to vary the initial and subsequent investment minimums. All purchase payments are invested in full and fractional shares. The Trust and each Distributor are authorized to reject any purchase order.


    For each shareholder of record, the Trust, as the shareholder's agent, establishes an open account to which all shares purchased are credited together with any dividends and capital gains distributions which are paid in additional shares. See "Dividends, Distributions and Taxes".

PURCHASES BY CLIENTS OF THE DISTRIBUTORS OR AUTHORIZED SECURITIES DEALERS
    If you have a brokerage account or Program account with a Distributor or an authorized securities dealer, you may purchase any Fund's Shares through your investment executive. Your investment executive has the responsibility of submitting your purchase order to IBT on such day in order to obtain that day's applicable purchase price. Purchase orders received by IBT after 4:00 p.m., New York time, are priced according to the net asset value per Share of the Fund next determined on the following business day. Payment for purchase orders must be made to such Distributor or dealer within four business days of the purchase order.

    Your Distributor or dealer will receive statements and dividends directly from the Funds and will in turn provide you with account statements reflecting the Funds' purchases, redemptions and dividend payments. If you wish additional information concerning your investment, please call your investment executive.

CERTAIN SERVICE ORGANIZATIONS AND OTHER INVESTORS -- PURCHASE BY CHECK OR WIRE PURCHASE BY MAIL. If you do not have a brokerage account with a Distributor, you may purchase Shares of the Funds directly by completing the Purchase Application included in this Prospectus and mailing it, together with a check written on a U.S. bank in a minimum amount of $1,000 payable to [Name of Fund], to Investors Bank and Trust Company, P.O. Box 1537 MFD23, Boston, MA 02205-1537. Investors wishing to purchase Shares through their account at a Service Organization should contact the organization directly for appropriate instructions.

    Subsequent purchases of $100 or more may also be made through IBT by forwarding payment, together with the detachable stub from your account statement or a letter containing your account number.

PURCHASE BY WIRE. Service Organizations (on behalf of customers) may transmit purchase payments by wire directly to the Funds' Custodian at the following address:

    Investors Bank and Trust Company
    Boston, Massachusetts
    Attn: Transfer Agent
    ABA# 011001438
    Acct. #796543460
    For further credit to FundManager Trust -- Financial Adviser Class (name of Fund, account name, account #)

    The wire order must specify the name of the Fund in which the investment is being made, the account name, number, confirmation number, address, social security or tax identification number (where applicable), amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. Where the initial purchase is by wire an account number will be assigned and a Purchase Application must be completed and mailed to the Trust.

    Investors making purchases through a Service Organization should be aware that it is the responsibility of the Service Organization to transmit orders for purchases of Shares by its customers to the Transfer Agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

AUTOMATIC INVESTMENT PLAN
    The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semiannual or annual intervals) in Shares of the Funds. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Fund and the investor's bank are notified to discontinue further investments. Due to the varying procedures to prepare, process and forward the bank withdrawal information to a Fund, there may be a delay between the time of the bank withdrawal and the time the money reaches the Fund. The investment in the Fund will be made at the public offering price per Share determined on the day that both the check and bank withdrawal data are received in required form by the Distributor. Further information about the plan may be obtained from IBT at the telephone number listed on the back cover of the Prospectus.

RETIREMENT PLANS
    The Trust offers Shares of each Fund in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or a Distributor upon request. The Federal income tax treatment of contributions to retirement plans, such as those listed, has been substantially affected by recently enacted Federal tax legislation. Before investing in Shares of a Fund through one or more such plans, an investor should consult a tax adviser.

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS")
    Shares of the Funds may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan is available from each Distributor naming IBT as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. IRAs are available to individuals who receive compensation or earned income and their spouses whether or not they are active participants in a tax-qualified or Government-approved retirement plan. An IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible depending upon the individual's income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover.


DEFINED CONTRIBUTION PLAN
    Investors who are self-employed may purchase Shares of the Funds for retirement plans for self-employed persons which are known as Defined Contribution Plans (formerly Keogh or H.R. 10 Plans). The Class offers a prototype Defined Contribution Plan for Money Purchase or Profit Sharing Plans, 401(k) Plans, Simplified Employee Pension Plans (SEPs) and SAR (SEPs).

Section 401(k) Plan
    Shares of the Funds may be used as a vehicle for a cash or deferred arrangement designed to qualify under Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code").

Section 403(b) Plan
    Shares of the Funds may be used as vehicle for certain deferred compensation plans designed to qualify under Section 403(b) of the Code for use by employees of certain educational, non-profit hospital and charitable organizations.

Section 457 Plan
    Shares of the Funds may be used as a vehicle for certain deferred compensation plans provided for by Section 457 of the Code with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities and certain affiliates of such entities which enjoy special treatment.

                              EXCHANGE PRIVILEGE
    By contacting their brokerage account executive, service organization or transfer agent, shareholders may exchange some or all of their Fund Shares for Shares of one or more other Funds or the Freedom Cash Management Fund at net asset value. An exchange may result in a change in the number of Shares held, but not in the value of such Shares, immediately after the exchange. Each exchange involves the redemption of the Fund Shares to be exchanged and the purchase of the Shares of the other Fund. As a result, any gain or loss on the redemption of the Fund Shares exchanged is reportable on the shareholder's Federal income tax return. The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days' written notice to shareholders and is available only to shareholders in states where such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the Funds and consider the differences in investment objectives and policies before making any exchange.

    For further information as to how to purchase or exchange shares of the Funds, an investor should contact their Service Organization or Transfer Agent.


                             REDEMPTION OF SHARES
    Upon receipt by the Trust of a redemption request in proper form, Shares of a Fund will be redeemed at the next determined net asset value. See "Determination of Net Asset Value". For the shareholder's convenience, the Trust has established several different direct redemption procedures.


REDEMPTION OF SHARES PURCHASED THROUGH A DISTRIBUTOR OR AUTHORIZED SECURITIES DEALER
    In order to redeem your Shares purchased through a brokerage account, you should advise your investment executive, by telephone or mail, to execute the redemption. Redemption requests received by 4:00 p.m., New York time, are effective that day. Your investment executive has the responsibility of submitting your redemption request to IBT on such day in order to obtain that day's applicable redemption price. There is no redemption charge. Redemption proceeds will be held in your brokerage account unless you give instructions to your investment executive to remit the proceeds to you.


DIRECT REDEMPTION
    Direct redemptions are not available for Shares purchased through a Distributor's brokerage account. Any such redemption requests received will be forwarded to your investment executive who will process them as described above.

    Redemptions may be made by letter to the Trust specifying the dollar amount or number of Shares to be redeemed, account number and the applicable Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the shares all must sign) and all signatures must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Funds' transfer agent, however, may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program (currently known as "STAMP", "SEMP", or "NYSE MSP"). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.


    An investor may redeem Shares in any amount by written request mailed to the Trust at the following address:


    FundManager Trust
    c/o Investors Bank & Trust Company
    P.O. Box 1537 MFD23
    Boston, Massachusetts 02205-1537


    If Shares to be redeemed are held in certificate form, the certificates must be enclosed with the letter. Do not sign the certificates and for protection use registered mail.


    Checks for redemption proceeds normally will be mailed within four days, but will not be mailed until all checks in payment for the purchase of the shares to be redeemed have been cleared, which may take up to 15 days. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record.


REDEMPTION BY WIRE OR TELEPHONE
    An investor may redeem Fund Shares by wire or by telephone if they have checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Funds. These redemptions may be paid by the Funds by wire or by check. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or ended at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or broker at the time a request for a telephone redemption is effected: (i) shareholder's account number; (ii) shareholder's social security number; and (iii) name and account number of shareholder's designated securities dealer or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.


    A Service Organization may request a wire redemption provided a Wire Authorization Form is on file with the Trust. There is no charge to the Service Organization for wire redemptions. The proceeds of a wire redemption will be sent to an account with a Service Organization designated on the appropriate form. The Trust reserves the right to restrict or terminate wire redemption privileges. Proceeds of wire redemptions generally will be transferred within four days after receipt of the request.

    The Trust may suspend the right of redemption during any period when (i) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings, (ii) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the value of the net assets of the Funds not reasonably practicable.

    If the Board of Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, that Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities (mutual fund shares or money market instruments) from the portfolio of that Fund, in lieu of cash, in conformity with applicable rules of the SEC. The Trust will, however, redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

    The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal income tax purposes.

    Because the Funds incur fixed costs in maintaining shareholder accounts, the Funds reserve the right to redeem your account if its total value falls below $500 at the end of any month, unless the decrease is solely the result of a reduction in net asset value per share. If a Fund elects to redeem your account, it will notify you of its intention to do so and will provide you with an opportunity to increase your account by investing a sufficient amount to bring the account up to $500 or more within 30 days of the notice.


SYSTEMATIC WITHDRAWAL PLAN
    Any shareholder who owns shares of a Fund with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which they redeem at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor's principal. Investors contemplating participation in this Plan should consult their tax advisers. No additional charge to the shareholder is made for this service.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES
    Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any year in which a Fund qualifies as a regulated investment company and distributes substantially all of its investment company taxable income (which includes, among other items, the excess of net short-term capital gains over net long-term capital losses) and its net capital gains (the excess of net long-term capital gains over net short-term capital losses) the Fund will not be subject to Federal income tax to the extent it distributes to shareholders such income and capital gains in the manner required under the Code. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax each Fund must distribute for each calendar year an amount equal to the sum of (i) at least 98% of its net ordinary income (excluding any capital gains or losses) for the calendar year, (ii) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 of such year, and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. If a distribution is declared by the Fund in December to shareholders of record as of a specified date in December and paid by the Fund during January of the following calendar year, the distribution will be treated as a dividend paid during the calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund intends to distribute its income in accordance with this requirement to prevent application of the excise tax.


    Each year the Trust will notify shareholders of the tax status of dividends and distributions.

    Income received by a Fund from a mutual fund in that Fund's portfolio (including dividends and distributions of short-term capital gains), as well as interest received on money market instruments and net short-term capital gains received by the Fund on the sale of mutual fund shares, will be distributed by the Fund (after deductions for expenses) and will be taxable to shareholders as ordinary income. Because the Funds are actively managed and can realize taxable net short-term capital gains by selling shares of an underlying fund with unrealized portfolio appreciation, investing in the Fund rather than directly in the underlying funds may result in increased tax liability to the shareholder, since the Fund must distribute its gain in accordance with the rules in the Code. The Fund's ability to dispose of shares of mutual funds held less than three months may be limited by requirements relating to a Fund's qualification as a regulated investment company for federal income tax purposes.

    Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) received by a Fund from mutual funds, as well as net long-term capital gains realized by a Fund from the purchase and sale (or redemption) of mutual fund shares or other securities held (generally) by a Fund for more than one year, will be distributed by the Fund and will be taxable to shareholders as long-term capital gains (even if the shareholder has held the Shares for less than one year). However, if a shareholder who has received a capital gains distribution suffers a loss on the sale of his shares not more than six months after purchase, the loss will be treated as a long-term capital loss to the extent of the capital gains distribution received. The long-term capital gains, including distributions of net capital gains are currently subject to a maximum federal tax rate of 28% which is less than the maximum rate imposed on other types of taxable income. Furthermore, capital gains may be advantageous because, unlike ordinary income, they may be offset by capital losses.

    For purposes of determining the character of income received by the Fund when an underlying fund distributes net capital gains to the Fund, the Fund will treat the distribution as a long-term capital gain, even if it has held shares of the mutual fund for less than one year. However, any loss incurred by the Fund on the sale of that underlying fund's shares held for six months or less will be treated as a long-term capital loss to the extent of the gain distribution.

    The tax treatment of distributions from a Fund is the same whether the distributions are received in additional shares or in cash. Shareholders receiving distributions in the form of additional Shares will have a cost basis for Federal income tax purposes in each Share received equal to the net asset value of a Share of the Fund on the reinvestment date.


    A Fund may invest in underlying funds with capital loss carry-forwards. If such an underlying fund realizes capital gains, it will be able to offset the gains to the extent of its loss carry-forwards in determining the amount of capital gains which must be distributed to its shareholders. To the extent that gains are offset in this manner, the Fund will not realize gains on the related Fund until such time as the underlying fund is sold.


    Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Shareholders should consult their own tax advisers as to the tax consequences of ownership of Shares of the Funds in their particular circumstances.

    The Funds generally will be required to withhold Federal income tax at a rate of 31% ("backup withholding") from dividends paid to shareholders if (a) the payee fails to furnish the Trust with and to certify the payee's correct taxpayer identification number or social security number, (b) the Internal Revenue Service (the "IRS") notifies the Trust that the payee has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect or (c) the payee fails to certify that he is not subject to backup withholding.

    Aggressive Growth Fund will distribute investment company taxable income annually; Growth Fund will distribute investment company taxable income semi-annually; Growth & Income Fund and Managed Total Return will distribute investment company taxable income quarterly; and Bond Fund will distribute its investment company taxable income monthly. Each Fund will distribute any net realized capital gains at least annually. All dividends and distributions will be reinvested automatically at net asset value in additional Shares of the Fund making the distribution, unless the shareholder has notified the Fund in writing of his election to receive distributions in cash.


                              OTHER INFORMATION
CAPITALIZATION
    The Trust was organized as a Delaware business trust on February 7, 1995 as a successor, with respect to the Funds, to Republic Funds (formerly FundTrust) a Massachusetts business trust (organized on April 22, 1987). Republic Funds succeeded two previously existing Massachusetts business trusts, FundTrust Tax-Free Trust (organized on July 30, 1986) and FundVest (organized on July 17, 1984 and since renamed Fund Source). The Trust currently consists of five separately-managed portfolios each offering two classes of shares (except for Managed Total Return, which only offers Financial Adviser Class) of beneficial interest, the Financial Adviser Class and the No-Load Class. The Board of Trustees may establish additional portfolios and divide shares in each portfolio into additional classes in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Funds are fully paid, non-assessable and freely transferable.


VOTING
    Shareholders have the right to vote in the election of Trustees and on any and all matters on which by law or the provisions of the Master Trust Agreement they may be entitled to vote. When matters are submitted for shareholder vote, shareholders will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Fund or Class is required on any matter affecting that Fund or Class on which shareholders are entitled to vote. Shareholders of a Fund or Class are not entitled to vote on Trust matters that do not affect the Fund or Class and do not require a separate vote of the Fund or Class. The Trust is not required to hold regular annual meetings of its shareholders and does not intend to do so. See "Other Information -- Voting Rights" in the SAI.

    The Master Trust Agreement provides that the holders of not less than three-fourths of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.


    Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of the Fund (or of the Trust) means the vote of the lesser of: (i) 67% of the shares of the Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund (or the Trust).


    In compliance with applicable provisions of the 1940 Act, shares of the underlying funds owned by the Trust will be voted in the same proportion as the vote of all other holders of those shares.

PERFORMANCE INFORMATION
    The Trust may, from time to time, include quotations of the Funds' yield and total return in advertisements or reports to shareholders or prospective investors. Quotations of yield will be based on the investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period. Quotations of total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (up to the life of such Fund). All total return figures will reflect a proportional share of Fund expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid. Quotations of yield or total return reflect only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Yield and total return for a Fund will vary based on changes in market conditions and the level of such Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.


    For the period prior to its establishment, the Class has adopted the performance of the Predecessor Funds. The performance for this period will reflect the deduction of expenses set forth in the Fund Expense Table. See "Fund Expenses".


    In connection with communicating the Funds' yield and total return to current or prospective shareholders, the Trust also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

    For a more detailed description of the methods used to calculate each Fund's yield and total return, see the SAI.

SHAREHOLDER INQUIRIES
    All shareholder inquiries should be directed to your account executive or financial adviser or call (800) 344-9033 (Toll Free).

                         DESCRIPTION OF BOND RATINGS
    Excerpts from Moody's description of its bond ratings: Aaa -- judged to be the best quality. They carry the smallest degree of investment risk; Aa -- judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds; A -- possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa -- considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba -- judged to have speculative elements, their future cannot be considered as well assured; B -- generally lack characteristics of the desirable investment; Caa -- are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca -- speculative in a high degree; often in default; C -- lowest rated class of bonds; regarded as having extremely poor prospects.

    Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

    Excerpts from S&P's description of its bond ratings: AAA -- highest grade obligations. Capacity to pay interest and repay principal is extremely strong; AA -- also qualify as high grade obligations. A very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree; A -- regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB -- regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the lowest degree of speculation and CC the highest.

    S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

FUNDMANAGER Funds
---------------------------------------
The First Family in Multifund Investing

Investment Advisor
    Freedom Capital Management
    Corporation
    M.D. Hirsch Division
    One World Financial Center
    New York, NY  10281


Distributors
    Tucker Anthony, Incorporated
    200 World Financial Center
    New York, NY  10281

    Sutro & Co., Inc.
    201 California Street
    San Francisco, CA  94111

For General Information Call:
(800) 344-9033

FUNDMANAGER Funds
---------------------------------------
The First Family in Multifund Investing


Prospectus


JANUARY 29, 1996


o  Aggressive Growth Fund
o  Growth Fund
o  Growth & Income Fund
o  Bond Fund
o  Managed Total Return Fund

 FM003K

                                FUNDMANAGER TRUST
                                One Beacon Street
                           Boston, Massachusetts 02108
                     Information: (800) 344-9033 (Toll Free)



                       STATEMENT OF ADDITIONAL INFORMATION
                             No-Load Class of Shares
                        Financial Adviser Class of Shares


         FundManager Trust (the "Trust") is an open-end management investment company consisting of five separate series (the "Funds"). The Funds seek to achieve their objectives by investing in shares of other open-end investment companies -- commonly called mutual funds.


                  AGGRESSIVE GROWTH FUND seeks capital appreciation without regard to current income.

                  GROWTH FUND primarily seeks long-term capital appreciation; current income is a secondary consideration.

                  GROWTH  &  INCOME   FUND  seeks  a   combination   of  capital
appreciation and current income.

                  BOND FUND seeks a high level of current income.

                  MANAGED TOTAL RETURN FUND seeks high total return (capital appreciation and current income).

         Two classes of shares, the No-Load Class and the Financial Adviser Class (each a "Class" and collectively the "Classes"), of the Aggressive Growth Fund, Growth Fund, Growth and Income Fund and Bond Fund are offered for sale. The Managed Total Return Fund offers only one Class of shares, the Financial Adviser Class. The No-Load Class is offered for sale at net asset value by Tucker Anthony Incorporated ("Tucker Anthony") and Sutro & Co. Incorporated ("Sutro") (collectively, the "Distributors") to participants in the FundManager Advisory Program and the Financial Adviser Class is offered for sale at net asset value by Signature Broker-Dealer Services, Inc. ("Signature"), Tucker Anthony and Sutro as an investment vehicle for individuals, institutions, corporations and fiduciaries. The Financial Adviser Class pays a distribution fee in connection with the distribution of its shares pursuant to a Distribution Plan. Prior to May 8, 1995, the Funds were diversified series of the Republic
Funds (the "Predecessor Funds"), also an open-end, management investment company.


         This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the No-Load Class' Prospectus dated October 1, 1995 and the Financial Adviser Class' Prospectus dated January 29, 1996 (each a "Prospectus"). This Statement of

Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus, additional copies of which may be obtained without charge by writing or calling the Trust at the address and information number printed above.


       This Statement of Additional Information is dated January 29, 1996

                                TABLE OF CONTENTS

Investment Policies ............. 3                   Custodian and Transfer Agent ....15
  U.S. Government Securities .... 3                   Fees and Expenses ...............15
  Bank Obligations .............. 3                 Portfolio Transactions ............16
  Commercial Paper .............. 3                 Other Information .................18
  Repurchase Agreements ......... 4                   Capitalization ..................18
Investment Restrictions ......... 4                   Voting Rights ...................19
Management ...................... 6                   Performance Information .........19
  Trustees and Officers ......... 6                   Independent Auditors ............22
  Investment Adviser ............10                   Counsel .........................22
  Administrator .................11                 Registration Statement ............23
  Distributors ..................12                 Financial Statements ..............23
  Service Organizations..........15


                               INVESTMENT POLICIES

         Although the Funds invest primarily in the shares of other mutual funds, they also are authorized to invest for temporary defensive purposes or as may be considered necessary to accumulate cash for investments or to meet anticipated redemptions in a variety of short-term debt securities, including U.S. Treasury bills and other U.S. Government securities, commercial paper, certificates of deposit, bankers' acceptances and repurchase agreements with respect to such securities. The following information supplements the discussion of the investment objectives and policies of the Funds found under "Investment Objectives" in the Prospectus.

U.S. GOVERNMENT SECURITIES

         The Funds may invest in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities which have remaining maturities not exceeding one year. Agencies and instrumentalities which issue or guarantee debt securities and which have been established or sponsored by the United States Government include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association and the Student Loan Marketing Association.

BANK OBLIGATIONS

         The Funds may invest in obligations of U.S. banks (including certificates of deposit and bankers' acceptances) having total assets at the time of purchase in excess of $1 billion. Such banks shall be members of the Federal Deposit Insurance Corporation.

         A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank.
 A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date.

COMMERCIAL PAPER


         Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds consists of direct obligations of domestic issuers which, at the time of investment, are: (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1" or better by Standard & Poor's Corporation ("Standard & Poor's"); (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by Standard & Poor's; or (iii) securities which, if not rated, are, in the opinion of Freedom Capital Management Corporation, the Funds' investment adviser ("Freedom Capital" or the "Adviser"), of an investment quality comparable to rated commercial paper in which the Funds may invest.


         The rating "P-1" is the highest commercial paper rating assigned by Moody's and the ratings "A-1" and "A-1+" are the highest commercial paper ratings assigned by Standard & Poor's. Debts rated "Aa" or better by Moody's or "AA" or better by Standard & Poor's are generally regarded as high-grade obligations and such ratings indicate that the ability to pay principal and interest is very strong.

REPURCHASE AGREEMENTS


         The Funds may invest in securities subject to repurchase agreements with banks or broker-dealers. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon rate is unrelated to the interest rate on that security. The Funds' investment adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, a Fund may have problems in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. Repurchase agreements are considered to be loans under the Investment Company Act of 1940, as amended (the "1940 Act"), collateralized by the underlying securities.


                             INVESTMENT RESTRICTIONS

         The following investment restrictions are in addition to those described under "Investment Objectives" and "Investment Policies and Restrictions" in the Prospectus. The following restrictions may not be changed with respect to a Fund without the approval of the holders of a majority of that Fund's outstanding securities. Except that a Fund may invest all of its investable assets in an open-end investment company with substantially the same investment policies and restrictions as the Fund, the Fund will not:

                  1. Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests in oil, gas or other mineral leases, as well as exploration or development programs, except that a Fund may purchase securities issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

                  2. Make loans, except that a Fund may purchase and hold publicly distributed debt securities and it may enter into repurchase agreements.

                  3. Invest in securities of any issuer which, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the total assets of the Fund would then be invested in such securities.

                  4. Purchase the securities of an issuer if, to a Fund's knowledge, one or more of the Trustees or Officers of the Trust individually owns more than one half of 1% of the outstanding securities of such issuer and together beneficially own more than 5% of such securities.

                  5. Sell securities short or invest in puts, calls, straddles, spreads or combinations thereof.

                  6. Purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions.

                  7. Purchase or acquire commodities or commodity contracts.

                  8.       Act as an underwriter of securities.

                  9. Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing.

                  10. Purchase warrants, valued at the lower of cost or market, in excess of 10% of the value of a Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchanges or an exchange with comparable listing requirements. Warrants attached to securities are not subject to this limitation.

         In addition, as non-fundamental policies, a Fund will not: (i) invest in securities for the purpose of exercising control over or management of the issuer; (ii) purchase or otherwise acquire interests in real estate limited partnerships; (iii) participate in a joint or a joint-and-several basis in any trading account in securities; (iv) purchase securities of any closed-end investment company or any investment company which is not registered in the United States; (v) invest in commodity futures contracts; (vi) invest more than 10% of the Funds' total assets (taken at the greater of cost or market value) in securities (excluding 144A securities) that are restricted as to resale under the Securities Act of 1933, as amended ("1933 Act"); (vi) purchase warrants valued at the lower of cost or market, in excess of 5% of the value of a Fund's net assets; (vii) purchase the securities of an issuer if one or more of the Trustees or Officers of the Trust individually owns more than one half of 1% of the outstanding securities of such issuer and together beneficially own more than 5% of such securities; (viii) with respect to 75% of the Fund's total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction; (ix) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; (x) invest more than 15% of the Fund's total assets (taken at the greater of cost or market value) in (a) securities (including Rule 144A securities) that are restricted as to resale under the 1933 Act, and (b) securities that are issued by issuers which (including predecessors) have been in operation less than three years (other than U.S. Government securities), provided, however, that no more than 5% of the Portfolio's (Fund's) total assets are invested in securities issued by issuers which (including predecessors) have been in operation less than three years. These additional policies may be changed as to a Fund by the Board of Trustees without shareholder approval.


         The underlying funds in which a Fund invests may, but need not, have the same investment policies as a Fund. Although all of the Funds may, from time to time, invest in shares of the same underlying fund, the percentage of each Fund's assets so invested may vary, and the investment adviser will determine that such investments are consistent with the investment objectives and policies of each particular Fund. A Fund is not limited in its investment in underlying funds affiliated with the Adviser or the Distributors. The Funds may only invest in underlying funds that have qualified for sale in California or have submitted an undertaking to adhere to California laws. The investments which may be made by underlying funds in which the Funds invest, and the risks associated with those investments, are described in the Prospectus under "Investment Objectives" and in the Appendix.

                                   MANAGEMENT

TRUSTEES AND OFFICERS

         The principal occupations of the Trustees and executive officers of the Trust for the past five years are listed below. The address of each, unless otherwise indicated, is 6 St. James Avenue, Boston, Massachusetts 02116.

DEXTER A. DODGE*, TRUSTEE, One Beacon Street, Boston, Massachusetts 02108. President and Managing Director of the Adviser since 1992. Vice President of Freedom Distributors Corporation since 1989. Chairman of the Boards and Chief Executive Officer of Freedom Mutual Fund and Freedom Group of Tax Exempt Funds since July 1992.

ERNEST T. KENDALL, TRUSTEE, 230 Beacon Street, Boston, Massachusetts 02116. President, Commonwealth Research Group, Inc., Boston, Massachusetts, a consulting firm specializing in microeconomics, regulatory economics and labor economics, since 1978. Trustee of Freedom Mutual Fund and Freedom Group of Tax Exempt Funds since September 1993.

RICHARD B. OSTERBERG, TRUSTEE, 84 State Street, Boston, Massachusetts 02109. Member of the law firm of Weston, Patrick, Willard & Redding, Boston, Massachusetts. Trustee of Freedom Mutual Fund and Freedom Group of Tax Exempt Funds since September 1993.

CHARLES B. LIPSON, PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER, 200 Liberty Street, New York, New York 10281. President and

founding partner of the M.D. Hirsch Division of Freedom Capital since January 1995. President and Chief Operating Officer of the M.D. Hirsch Division of Republic Asset Management Corporation from February 1991 to December 1994. Senior Vice President and Chief Operating Officer of Home Capital Services, Inc. prior to February 1991.


JOHN J. DANELLO, EXECUTIVE VICE PRESIDENT, One Beacon Street, Boston, Massachusetts 02108. Vice President-Managing Director, Clerk and General Counsel of the Adviser since November 1986. President and Director since February 1989 and Clerk since February 1987 of Freedom Distributors Corporation. President and Secretary of Freedom Mutual Fund and Freedom Group of Tax Exempt Funds since July 1992.

PHILIP W. COOLIDGE, EXECUTIVE VICE PRESIDENT, Chairman and Chief

Executive Officer, Signature Financial Group, Inc. ("SFG") since December 1988. Chairman and Chief Executive Officer, Signature since April 1989.


MICHAEL D. HIRSCH, EXECUTIVE VICE PRESIDENT AND PORTFOLIO MANAGER, 200 Liberty Street, New York, New York 10281. Chairman, M.D. Hirsch Division of the Adviser since February 1995. Vice Chairman and Managing Director, M.D. Hirsch Division of Republic Asset Management Corporation from June 1993 to February 1994. President M.D. Hirsch Investment Management, Inc. from February 1991 to June 1993. Chief Investment Officer, Republic National Bank of New York prior to February 1991.


MICHELLE GRAHAM-LYONS, VICE PRESIDENT AND PORTFOLIO MANAGER, 200 Liberty Street, New York, New York 10281. Senior Vice President of the Adviser since February 1995. First Vice President, M.D. Hirsch Division of Republic Asset Management Corporation from June 1993 to February 1994. First Vice President, M.D. Hirsch Investment Management, Inc. from February 1991 to June 1993. Senior Investment Analyst, Republic National Bank of New York prior to February 1991.

THOMAS M. LENZ, SECRETARY, Vice President and Associate General Counsel, SFG since November, 1989; Assistant Secretary, Signature since February, 1991; Attorney, Ropes & Gray prior to November, 1989.

JOHN R. ELDER, TREASURER, Vice President, SFG since April, 1995; Treasurer, Phoenix Family of Mutual Funds prior to April, 1995; Audit Manager, Price Waterhouse prior to 1983.


*Trustee may be deemed to be an "interested person" of the Trust as defined by the 1940 Act.

         Messrs. Coolidge, Lenz and Elder are also officers of certain other investment companies for which Signature or an affiliate is the administrator or distributor. Mr. Danello is also an officer of certain other investment companies for which the Adviser or an affiliate is the investment adviser.

         The following table reflects fees paid to the Trustees of the Trust for the year ended September 30, 1995.

                               COMPENSATION TABLE


                                                                                                               Total Compensation
                              Aggregate            Pension or Retirement                                       From Trust and
                              Compensation         Benefits Accrued as Part      Estimated Annual              Freedom Complex*
Name of TRUSTEE               FROM TRUST           OF FUND EXPENSES              BENEFITS UPON RETIREMENT      PAID TO TRUSTEES
---------------               -------------        ------------------------      ------------------------      ----------------
Dexter A. Dodge               none                 none                           none                         none


Ernest T. Kendall             $3,600               none                           none                         $3,600

Richard B. Osterberg          $3,600               none                           none                         $[]

*Freedom Complex refers to both Freedom Mutual Fund and Freedom Group of Tax Exempt Funds.

         Trustees who are not interested persons of the Trust receive an annual retainer of $3,600 and a fee of $600 for each meeting of the Board of Trustees or committee thereof attended. The chairperson of each of the Audit and Contracts Committee receives and additional fee per annum of $600. Mr. Kendall serves as chairperson of the Audit Committee and Mr. Osterberg serves as chairperson of the Contracts Committee. The amounts in the above table are based on the assumption that the Trustees of the Trust will meet four times a year. Interested persons of the Trust who serve as Trustee receive no fees from the Trust. All Trustees of the Trust are reimbursed for expenses for attendance at meetings.

 The Trust has no bonus, profit sharing, pension or retirement plans. For the fiscal year ended September 30, 1995, the Trust paid $20,234 in Trustee fees and expenses.


         The Board of Trustees of the Trust has two committees, an Audit Committee and a Contracts Committee. The Audit Committee assists the Board in fulfilling its duties relating to accounting and financial reporting practices and serves as a direct line of communication between the Board and the independent auditors. The Audit Committee is responsible for recommending the engagement or retention of the independent accountants, reviewing with the independent accountants the plan and the results of the auditing engagement, approving professional services provided by the independent accountants prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent auditors, reviewing the scope and results of procedures for internal auditing, and reviewing the system of internal accounting control.

         The function of the Contracts Committee is to assist the Board in fulfilling its duties with respect to the review and approval of contracts between the Trust, on behalf of the Funds, and other entities, including entering into new contracts and the renewal of existing contracts. The Contracts Committee considers investment advisory, distribution, transfer agency, administrative service and custodial contracts and such other contracts as the Board deems necessary or appropriate for the continuation of operations of the Funds or the Trust. The Contracts Committee will also be responsible for the selection and nomination of Trustees who are not "interested persons" within the meaning of the 1940 Act of the Trust.

         All of the Trustees who are not "interested persons" within the meaning of the 1940 Act of the Trust currently serve on the Audit and Contracts Committees.


         As of January 26, 1996, the Trustees and Officers of the Trust, as a group, owned less than 1% of the outstanding shares of each Fund. As of the same date, the following persons owned of record or beneficially 5% or more of a the outstanding shares of the predecessor shares to the Financial Adviser Class of shares (percentage is percentage of outstanding shares of a Fund owned by the shareholder):


AGGRESSIVE GROWTH FUND


         Tod & Co., At 150-R CWA, Attn: Operations Dept., P.O. Box 1250, Boston, MA 02104, 15.6%; Charles Schwab & Co. Inc., 101 Montgomery St., Attn: Reinvest Acct., San Francisco, CA 94104, 14.5%; Tod & Co., At 150-R, Attn: Operations Dept., P.O. Box 1250, Boston, MA 02104, 12.0%; Kinco & Co., c/o RNB Securities Services, One Hanson Place - Lower Level, Brooklyn, NY 11243, 5.5%.


GROWTH FUND


         Tod & Co., At 150-R CWA, Attn: Operations Dept., P.O. Box 1250, Boston, MA 02104, 23.8%; Tod & Co., At 150-R, Attn: Operations Dept., P.O. Box 1250, Boston, MA 02104, 16.8%; Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104, 13.0; Kinco & Co., c/o Securities Services, One Hanson Place - Lower Level, Brooklyn, NY 11243, 7.7%.


GROWTH & INCOME FUND


         Tod & Co., At 150-R CWA, Attn: Operations Dept., P.O. Box 1250, Boston, MA 02104, 25.0%; Tod & Co., At 150-R, Attn: Operations Dept., P.O. Box 1250, Boston, MA 02104, 20.1%; Kinco & Co., c/o Securities Services, One Hanson Place
- Lower Level, Brooklyn, NY 11243, 9.4%; Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104, 6.4.


BOND FUND


         Tod & Co., At 150-R CWA, Attn: Operations Dept., P.O. Box 1250, Boston, MA 02104, 37.5%; Tod & Co., At 150-R, Attn: Operations Dept., P.O. Box 1250, Boston, MA 02104, 31.1%; Charles Schwab & Co. Inc., 101 Montgomery Street, San Francisco, CA 94104, 12.0' Kinco & Co., c/o Securities Services, One Hanson Place - Lower Level, Brooklyn, NY 11243, 6.4%.

         As of September 30, 1995, the Funds' shares have not been divided into separate classes.


         The Trust's Master Trust Agreement provides that it will
indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

INVESTMENT ADVISER

         Pursuant to an Investment Advisory Contract, Freedom Capital Management is responsible for the investment management of each Fund's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of each Fund's investments directly with the issuers or with brokers or dealers selected by it in its discretion, including the Distributor. See "Portfolio Transactions". Freedom Capital Management also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of the Funds. Freedom Capital is a registered investment advisory firm which maintains a large securities research department, the efforts of which will be made available to the Funds.

         The Adviser is an indirect, wholly-owned subsidiary of John Hancock Mutual Life Insurance Company ("John Hancock"). John Hancock is a major mutual life insurance company with subsidiaries which offer property and casualty insurance and another subsidiary which manages investment companies. John Hancock's head offices are at John Hancock Place, Boston, Massachusetts.

         The investment advisory services of the Adviser to the Funds are not exclusive under the terms of the Investment Advisory Contract. Freedom Capital Management is free to render investment advisory services to others.


         For its services as investment adviser, Freedom Capital Management receives from each Fund a fee, payable monthly, at the annual rate of 0.50% of each Fund's average daily net assets up to $500 million and 0.40% of its average daily net assets in excess of $500 million. M.D. Hirsch Investment Management, Inc. ("Hirsch") served as investment adviser to the Predecessor Funds from the period October 1, 1992 through August 30, 1993 at which time Republic Asset Management Corporation became investment adviser to the Predecessor Funds. For the period from October 1, 1992 through September 30, 1993, the Predecessor Funds of Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Bond Fund and Managed Total Return Fund paid advisory fees before reimbursements of $158,714, $109,908, $192,112, $353,201 and $119,602, respectively.

         For the period from October 1, 1993 through September 30, 1994, Republic Asset Management Corporation received advisory fees equal to $185,146, $151,169, $255,691, $367,423 and $111,391, respectively, from the Predecessor
Funds of Aggressive Growth Fund, Growth Fund, Growth & Income Fund,

Bond Fund and Managed Total Return Fund.


         Republic Asset Management Corporation served as investment adviser to the Predecessor Funds until February 20, 1995 at which time Freedom Capital Management became investment adviser to the Predecessor Funds. For the period from October 1, 1994 through February 20, 1995, Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Bond Fund and Managed Total Return Fund paid advisory fees before reimbursements of $74,692, $66,712, $99,675, $151,276 and $32,185, respectively to Republic Asset Management Corporation. For the period from February 21, 1995 through September 30, 1995, Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Bond Fund and Managed Total Return Fund paid advisory fees before reimbursements of $109,055, $89,497, $130,491, $216,909 and $44,931, respectively to Freedom Capital Management.


         The Investment Advisory Contract will continue in effect from year to year provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of a Fund or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to such Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Contract may be terminated with respect to a Fund on 60 days' written notice by either party to the Contract and will terminate automatically if assigned.

         Mr. Osterberg, a Trustee of the Trust, is a member of the law firm of Weston, Patrick, Willard & Redding, which has retained the Adviser from time to time to provide investment advisory consulting services for clients of such firm.

ADMINISTRATOR

         The Board of Trustees of the Trust has approved an Administrative Services Contract between the Trust and Signature pursuant to which Signature will serve as Administrator of the Trust and each Class of shares of each of the Funds. In this capacity, Signature will provide certain management and administrative services to the Funds.


         The management and administrative services necessary for the operation of the Trust provided by the Administrator include among other things: (i)
preparation of shareholder reports and communications; (ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions; and (iii) general supervision of the operation of the Trust, including coordination of the services performed by the Trust's investment adviser, transfer agent, custodian, independent auditors, legal counsel and others.

 In addition, the Administrator furnishes office space and facilities required for conducting the business of the Trust and pays the compensation of the Trust's officers, employees and Trustees affiliated with the Administrator. For these services, the Administrator receives from each Class of each Fund a fee, payable monthly, at the annual rate of 0.25% of the first $50 million of that Fund's average daily net assets attributable to the Class, 0.20% of the next $50 million of such assets, and 0.15% of such assets in excess of $100 million.


         For the period from October 1, 1992 through September 30, 1993, Signature received $79,357, $54,954, $96,056, $166,280 and $59,801, respectively, from the Predecessor Funds of Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Bond Fund and Managed Total Return Fund. For the period from October 1, 1993 through September 30, 1994, Signature received $92,971, $74,730, $125,890, $175,110 and $55,845, respectively, from the Predecessor
Funds of Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Bond Fund and Managed Total Return Fund. For the period from October 1, 1994 through September 30, 1995, Signature received $91,873, $78,104, $115,086, $172,206 and
$38,540, respectively, from Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Bond Fund and Managed Total Return Fund. As of September 30, 1995, the Funds' shares had not been divided into classes.


         The Administrative Services Contract between the Trust and Signature has been approved, and is subject to annual approval, by the Board of Trustees and by the Trustees who are neither "interested persons" nor have any direct or indirect financial interest in the operation of the Administrative Services Contract, by vote cast in person at a meeting called for the purpose of voting on the Administrative Services Contract. The Board of Trustees and the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Administrative Services Contract last voted to approve the Administrative Services Contract at a meeting held on June 13, 1995. The
Administrative Services Contract is terminable with respect to a Class or Fund without penalty, at any time, by vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Services Contract, upon not more than 60 days' written notice to the Administrator or by vote of the holders of a majority of the shares of that Class or Fund or upon 15 days' notice by the Administrator. The Administrative Services Contract will terminate automatically in the event of its assignment.

DISTRIBUTORS

         The Board of Trustees of the Trust has approved a Distribution Contract between the Trust and each of Signature, Tucker Anthony and Sutro pursuant to which such distributors provide shareholder servicing services and distribute the Financial Adviser Class of shares of each of the Funds. The Board of Trustees of the Trust has also approved a Distribution Contract between the Trust and each of Tucker Anthony and Sutro pursuant to which such distributors provide shareholder servicing services and distribute the No-Load Class of shares of each of the Aggressive Growth Fund, Growth Fund, Growth & Income Fund and Bond Fund.


         The distributors are not obligated to sell any specific amount of shares. Under a Distribution Plan (the "Plan") adopted by the Financial Adviser Class of the Aggressive Growth Fund, Growth Fund, Growth & Income Fund , Bond Fund and Managed Total Return Fund, each such Fund may reimburse the distributors monthly (subject to a limit of 0.50% per annum of the Fund's average daily net assets attributable to the Financial Adviser Class) for the sum of (a) direct costs and expenses incurred by the distributors in connection with advertising and marketing of the Financial Adviser Class of shares and (b) payment of fees to one or more broker-dealers or other organizations (other than banks) for services rendered in the distribution of the Financial Adviser Class of shares and for the provision of personal services and account maintenance services with respect to Fund shareholders, including payments in amounts based on the average daily value of Fund shares owned by shareholders in respect of which the broker-dealer or organization has a relationship. The fees and reimbursements paid by a Fund to the distributors and the administrator may equal up to 0.75% of the Fund's average daily net assets attributable to the Financial Adviser Class of shares, of which up to 0.25% of a Fund's average daily net assets attributable to the Financial Adviser Class may be paid for the provision of services. For the fiscal years ending September 30, 1993 , 1994 and 1995 all payments made to broker-dealers or other organizations under the Predecessor Funds' Distribution Plan were for services rendered in the distribution of shares of the Predecessor Funds or the provision of personal services and account maintenance services with respect to Fund Shareholders. Any payment by a distributor or reimbursement of a distributor by a Fund made pursuant to the Plan is contingent upon Board of Trustees approval. A report of the amounts expended pursuant to the Plan, and the purposes for which such expenditures were incurred, must be made to the Board of Trustees for its review at least quarterly.

         The Plan permits, among other things, payment by the Funds of the costs of preparing, printing and distributing prospectuses and of implementing and operating the Plan. The Plan also permits the distributors to receive and retain brokerage commissions with respect to portfolio transactions for mutual funds in the Funds' portfolios, including funds which have a policy of considering sales of their shares in selecting broker-dealers for the execution of their portfolio transactions. In addition, Signature may receive dealer reallowances (up to a maximum of 1% of the public offering price) and/or distribution payments on purchases by the Funds of mutual funds which are sold with a sales load and/or which have a distribution plan.

         The Plan provides that it may not be amended to increase materially the costs which a Fund may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. While the Plan is in effect, the selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan has been approved, and is subject to annual approval, by the Board of Trustees and by the Trustees who are neither "interested persons" nor have any direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Board of Trustees and the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Plan last voted to approve the Plan at a meeting held on June 13, 1995. The Trustees considered alternative methods to distribute the Financial Adviser Class of shares of the Funds and to reduce the Financial Adviser Class' per share expense ratios and concluded that there was a reasonable likelihood that the Plan will benefit the Class and its shareholders. The Plan was approved by the sole shareholder of the Financial Adviser Class of each Fund on May 5, 1995. The Plan is terminable with respect to the Financial Adviser Class or a Fund at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by vote of the holders of a majority of the shares of that Fund or Class.

         During the fiscal year ended September 30, 1995, the Funds spent, pursuant to their 12b-1 plans, the following amounts on:


                                                                                                                     Managed
                                        Aggressive                             Growth &                               Total
                                          Growth              Growth            Income              Bond             Return
                                           Fund                Fund              Fund               Fund              Fund



Advertising                               $1,512              $1,561            $1,797             $3,051             $641

Printing and mailing
of prospectuses to
other than current shareholders            8,585               7,786            10,206             16,383             3,511


Compensation to underwriters

                                             --                 --                 --                --                 --

Compensation to broker-dealers

                                         78,639               48,153            65,082             96,646            37,061


Compensation to sales personnel          60,747               49,330            71,948            127,151            25,755

Interest, carrying or other
financing charges

                                          --                   --                 --                --                 --
Other  marketing
expenses                                 23,282               34,081           60,334              96,326            8,164

Total                                  $172,765              140,911         $209,367             $339,557         $75,132



Total as a percentage of average
daily net assets during period


                                           0.47%                0.45%           0.45%                0.46%           0.49%

                                      -17-

         As of September 30, 1995, the funds' shares have not been divided into classes.


         Signature is a wholly-owned subsidiary of SFG. The principal business address of SFG is 6 St. James Avenue, Boston, Massachusetts 02116. Tucker
Anthony is an indirect subsidiary of JOhn Hancock. Sutro is an indirect wholly-owned subsidiary of John Hancock. SFG, John Hancock and their affiliates currently provide administration and distribution services for other registered investment companies. The Funds will not invest in these funds or in any other fund which may in the future be affiliated with SFG, John Hancock or any of their affiliates.

Service Organizations


         Pursuant to the Plan, the Trust also contracts with banks, trust companies, broker-dealers (other than the Distributors) or other financial organizations ("Service Organizations") to provide certain administrative services for each Fund's financial adviser class of shares. Services provided by Service Organizations may include, among other things, providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with client orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in client-designated accounts; providing periodic statements showing a client's account balances and, to the extent practicable, integrating such information with other client transactions; furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a client's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from the trust to clients; and such other services as the Trust or a client reasonably may request, to the extent permitted by applicable statute, rule or regulation. the distributors and the adviser will not be service organizations or receive fees for servicing.


FundManager Advisory Program

         Shares of the no-load class of shares will be offered to participants in the FundManager advisory program who receive, for an advisory fee at a maximum annual rate based upon a percentage of assets invested, certain services, including asset allocation recommendations with respect to the funds based on an evaluation of their investment objectives and risk tolerances.

Custodian and Transfer Agent

         Pursuant to a custodian agreement and a transfer agency and service agreement between the Trust and the Investors Bank & Trust Company ("IBT"), IBT provides custodial, fund accounting, transfer agency, dividend disbursing and shareholder servicing services to the Trust and each of the Funds. The principal business address of IBT is 24 Federal Street, Boston, Massachusetts 02110.

Fees and Expenses

         Certain of the states in which the shares of the Funds are qualified for sale impose limitations on the expenses of the Funds. If, in any fiscal year, the total expenses of a Fund or Class (excluding taxes, interest, expenses under the plan, if applicable) brokerage commissions and other portfolio transaction expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and extraordinary expenses, but including the advisory and administrative fees) exceed the expense limitations applicable to the Fund or Class imposed by the securities regulations of any state, the Administrator and the Adviser each will reimburse that Fund for 50% of the excess. Pursuant to an undertaking with a state securities commission, the effective limitation on an annual basis with respect to a Fund or Class is expected to be 2.5% on the first $30 million of the Fund's or Class's net assets, 2.0% on the next $70 million of such assets and 1.5% on any excess above $100 million.


         Except for the expenses paid by the Adviser, the Administrator and the Distributors, the Funds bear all costs of their operations.


                             Portfolio Transactions

         As part of its obligations under the investment advisory contract, the adviser places all orders for the purchase and sale of portfolio investments for the funds' accounts with brokers or dealers selected by it in its discretion, including the distributors. In selecting a broker, the adviser considers a number of factors including the research and other investment information provided by the broker. With respect to purchase of certain money market instruments, purchase orders are placed directly with the issuer or its agent. with respect to purchases of load fund shares, the adviser directs substantially all of the funds' orders to a distributor, which may, in its discretion, direct the order to other broker-dealers in consideration of sales of the funds' shares, except where the direction to another broker-dealer would increase the dealer reallowance paid by a fund above 1% of the public offering price. where a distributor acts as the dealer with respect to purchases of load fund shares, it retains dealer reallowances on those purchases up to a maximum of 1% of the public offering price of the shares. A distributor is not designated as the dealer on any sales where such reallowance exceeds 1% of the public offering price.

         When appropriate, the funds may arrange to be included within a class of investors entitled to a reduced sales charge and they purchase load fund shares under letters of intent, rights of accumulation and cumulative purchase privileges, which permit them to obtain reduced sales charges for larger purchases of shares. therefore, in a majority of cases, the sales charges paid by a fund on a load fund purchase do not exceed 1% of the public offering price.


         The distributors may also assist in the execution of fund portfolio transactions to purchase underlying fund shares for which they may receive distribution payments from the underlying funds or their underwriters in accordance with the distribution plans of those funds. The distributors will refund to an underlying fund any payment which alone or when added to other payments received from that fund is in excess of 1% of the public offering price of the fund at the time the payment is made. In providing execution assistance, a distributor receives orders from the adviser; places them with the underlying fund's distributor, transfer agent or other person, as appropriate; confirms the trade, price and number of shares purchased; and assures prompt payment by the fund and proper completion of the order.


         The distributors may retain brokerage commissions on portfolio transactions of mutual funds held in the funds' portfolios, including funds which have a policy of considering sales of their shares in selecting broker-dealers for the execution of their portfolio transactions. payment of brokerage commissions to the distributors is not a factor considered by the adviser in selecting an underlying fund for investment.


         Under the 1940 Act, a mutual fund must sell its shares at the price (including sales load, if any) described in its prospectus, and current rules under the 1940 Act do not permit negotiations of sales charges. Therefore, the Funds currently are not able to negotiate the level of the sales charges at which they purchase shares of load funds, which may be as great as 8.5% of the public offering price (or 9.29% of the net amount invested). Nevertheless, certain factors tend to keep the funds' portfolio transaction costs as low as possible, including (1) the funds, to the extent feasible, purchase shares of "no-load" funds which can be acquired without incurring a sales charge or utilizing a broker to effect the transaction; (2) the funds, to the extent feasible, take advantage of exchange or conversion privileges offered by many "families" of mutual funds; and (3) insofar as the funds invest in u.s. government and other money market securities, the transaction costs should be Minimal.

         Under certain circumstances, a sales charge incurred by a Fund in acquiring shares of an underlying fund may not be taken into account in determining the gain or loss on the disposition of the shares acquired. If shares are disposed of within 90 days from the date they were purchased and if shares of a new underlying fund are subsequently acquired without imposition of a sales charge or imposition of a reduced sales charge pursuant to a right granted to the fund to acquire shares without payment of a sales charge or with the payment of a reduced charge, then the sales charge paid upon the purchase of the initial shares will be treated as paid in connection with the acquisition of the new underlying fund's shares rather than the initial shares.

                     SALES CHARGES PAID BY PREDECESSOR FUNDS
                    FOR FISCAL YEAR ENDED SEPTEMBER 30, 1993


                                                                          Sales Charges
                                                                             Paid
                                               Gross Sales                    to                   Percent of
                                                CHARGES                   DISTRIBUTOR                TOTAL


Aggressive Growth Fund                          $10,975                     $8,759                  79.81%





Growth Fund                                       2,500                      1,800                  72.00%

Growth & Income Fund                                  0                          0                    N/A

Bond Fund                                             0                          0                    N/A

Managed Total Return Fund                         1,000                        600                  60.00%


         Total sales charges and total dollar amount of transactions on which sales charges were paid during the fiscal year ended September 30, 1993 were $14,475 and $1,647,500, respectively, of which the distributor received 77.09%.

                     SALES CHARGES PAID BY PREDECESSOR FUNDS
                    FOR FISCAL YEAR ENDED SEPTEMBER 30, 1994


                                                                          Sales Charges
                                                                             Paid
                                               Gross Sales                    to                   Percent of
                                                CHARGES                   DISTRIBUTOR                TOTAL


Aggressive Growth Fund                          $22,625                     $17,403                  76.92%

Growth Fund                                           0                           0                    N/A



Growth & Income Fund                                  0                           0                    N/A

Bond Fund                                             0                           0                    N/A



Managed Total Return Fund                           300                         225                  75.00%

                                      -22-

         Total sales charges and total dollar amount of transactions on which sales charges were paid during the fiscal year ended September 30, 1994 were $22,925 and $2,635,000, respectively, of which the distributor received 76.89%.

                                      SALES CHARGES PAID BY  FUNDS
                                   FOR FISCAL YEAR ENDED SEPTEMBER 30,  1995


                                                                          Sales Charges
                                                                             Paid
                                               Gross Sales                    to                   Percent of
                                                CHARGES                   DISTRIBUTOR                TOTAL




Aggressive Growth Fund                           $2,000                     $1,500                   75.00%



Growth Fund                                         150                        135                   90.00%



Growth & Income Fund                                  0                          0                      N/A

Bond Fund                                             0                          0                      N/A


Managed Total Return Fund                             0                          0                       N/A





         Total sales charges and total dollar amount of transactions on which sales charges were paid during the fiscal year ended

September 30, 1995 were $2,150 and $230,000, respectively, of which the distributor received 76.05%. As of September 30, 1995, the Funds' shares have not been divided into classes.


                                OTHER INFORMATION

CAPITALIZATION


         FundManager Trust is a Delaware business trust established under a Master Trust Agreement dated February 7, 1995. Prior to May 8, 1995, the Funds were series of the Republic Funds (formerly FundTrust), a Massachusetts business trust (organized April 22, 1987). Republic Funds was a successor to two previously-existing Massachusetts business trusts, FundTrust Tax-Free Trust (organized on July 30, 1986) and FundVest (organized on July 17, 1984, and since renamed Fund Source). The Trust currently consists of five separately managed portfolios each offering two classes of shares of beneficial interest (except Managed Total Return Fund, which only offers a Financial Advisers Class). The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) and additional classes of shares at any time in the future. Establishment and offering of additional series and classes will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, nonassessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.


VOTING RIGHTS

         Under the Master Trust Agreement, the Trust is not required to hold annual meetings to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Master Trust Agreement provides that the holders of not less than two thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

PERFORMANCE INFORMATION

         The Trust  may,  from time to time,  include  quotations  of the Funds'
yield  and  average  annual  total  return  in   advertisements  or  reports  to
shareholders or prospective investors.

         Quotations of yield will be based on a Fund's investment income per share earned during a particular 30-day period, less expenses accrued during the period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                            YIELD = 2[(A cdB + 1)6-1]


(where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends and d = the maximum offering price per share on the last day of the period).


         For the 30-day period ending September 30, 1995, the yield of the Bond Fund was 5.16%. As of September 30, 1995, the shares of the Fund were not divided into Classes.


         Quotations of a Fund's average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in such Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

                                P (1 + T)n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of Fund expenses on an annual basis and will assume that all dividends and distributions are reinvested when paid.


         For the period prior to its establishment, each Class of shares of each Fund will adopt the performance of the Funds and their predecessors. The performance for this period will reflect the deduction of the Class's charges and expenses. The total return for the Funds for the periods ended September 30, 1995 were as follows:


                                                  1-Year                5-Year Total                      10-Year
                                                   Total                   Return                      Total Return
                                                  Return              (Average Annual)               (Average Annual)

Aggressive Growth Fund                             24.3                     17.1                           12.6

Growth Fund                                        22.6                     15.9                           12.0

Growth & Income Fund                               23.3                     15.3                           11.6

Bond Fund                                          10.4                      8.6                            7.3*

Managed Total Return Fund                          14.3                     10.6                            8.9




*TOTAL RETURN FROM COMMENCEMENT OF OPERATIONS AUGUST 4, 1998.

         AS OF SEPTEMBER 30, 1995, THE SHARES OF THE FUND WERE NOT DIVIDED INTO CLASSES.


         QUOTATIONS OF YIELD AND TOTAL RETURN WILL REFLECT ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN A FUND DURING THE PARTICULAR TIME PERIOD SHOWN. YIELD AND TOTAL RETURN FOR A FUND WILL VARY BASED ON CHANGES IN MARKET CONDITIONS AND THE LEVEL OF SUCH FUND'S EXPENSES, AND NO REPORTED PERFORMANCE FIGURE SHOULD BE CONSIDERED AN INDICATION OF PERFORMANCE WHICH MAY BE EXPECTED IN THE FUTURE.


         IN  CONNECTION  WITH   COMMUNICATING  ITS  PERFORMANCE  TO  CURRENT  OR
PROSPECTIVE SHAREHOLDERS, THE FUNDS ALSO MAY COMPARE THESE FIGURES TO THE PERFORMANCE OF OTHER MUTUAL FUNDS TRACKED BY MUTUAL FUND RATING SERVICES OR TO UNMANAGED INDICES WHICH MAY ASSUME REINVESTMENT OF DIVIDENDS BUT GENERALLY DO NOT REFLECT DEDUCTIONS FOR ADMINISTRATIVE AND MANAGEMENT COSTS. EVALUATIONS OF THE FUNDS' PERFORMANCE MADE BY INDEPENDENT SOURCES MAY ALSO BE USED IN ADVERTISEMENTS CONCERNING THE FUNDS. SOURCES FOR THE FUNDS' PERFORMANCE INFORMATION COULD INCLUDE THE FOLLOWING:

BARRON'S, A DOW JONES AND COMPANY, INC. BUSINESS AND FINANCIAL WEEKLY THAT PERIODICALLY REVIEWS MUTUAL FUND PERFORMANCE DATA.

BOTTOM LINE, A BI-WEEKLY NEWSLETTER WHICH PERIODICALLY REVIEWS MUTUAL FUNDS AND INTERVIEWS THEIR PORTFOLIO MANAGERS.

BUSINESS WEEK, A NATIONAL BUSINESS WEEKLY THAT PERIODICALLY REPORTS THE PERFORMANCE RANKINGS AND RATINGS OF A VARIETY OF MUTUAL FUNDS INVESTING ABROAD.

CHANGING  TIMES,  THE  KIPLINGER   MAGAZINE,   A  MONTHLY  INVESTMENT   ADVISORY
PUBLICATION  THAT  PERIODICALLY   FEATURES  THE  PERFORMANCE  OF  A  VARIETY  OF
SECURITIES.

CNBC, A CABLE FINANCIAL NEWS TELEVISION STATION WHICH PERIODICALLY REVIEWS MUTUAL FUNDS AND INTERVIEWS PORTFOLIO MANAGERS.

CONSUMER DIGEST, A MONTHLY BUSINESS/FINANCIAL MAGAZINE THAT INCLUDES A "MONEY WATCH" SECTION FEATURING FINANCIAL NEWS.

FORBES, A NATIONAL BUSINESS PUBLICATION THAT FROM TIME TO TIME REPORTS THE PERFORMANCE OF SPECIFIC INVESTMENT COMPANIES IN THE MUTUAL FUND INDUSTRY.

FORTUNE, A NATIONAL BUSINESS PUBLICATION THAT PERIODICALLY RATES THE PERFORMANCE OF A VARIETY OF MUTUAL FUNDS.


LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE

ANALYSIS, A WEEKLY PUBLICATION OF INDUSTRY-WIDE MUTUAL FUND AVERAGES BY TYPE OF FUND.

MONEY, A MONTHLY MAGAZINE THAT FROM TIME TO TIME FEATURES BOTH SPECIFIC FUNDS AND THE MUTUAL FUND INDUSTRY AS A WHOLE.

MORNINGSTAR,  INC.,  A  PUBLISHER  OF  FINANCIAL  INFORMATION  AND  MUTUAL  FUND
RESEARCH.

MUTUAL FUNDS MAGAZINE, A MAGAZINE FOR THE MUTUAL FUND INVESTOR WHICH FREQUENTLY REVIEWS AND RANKS MUTUAL FUNDS AND INTERVIEWS
THEIR PORTFOLIO MANAGERS.

NEW YORK TIMES, A NATIONALLY DISTRIBUTED NEWSPAPER WHICH REGULARLY COVERS FINANCIAL NEWS.

PERSONAL INVESTING NEWS, A MONTHLY NEWS PUBLICATION THAT OFTEN REPORTS ON INVESTMENT OPPORTUNITIES AND MARKET CONDITIONS.

PERSONAL INVESTOR, A MONTHLY INVESTMENT ADVISORY PUBLICATION THAT INCLUDES A "MUTUAL FUNDS OUTLOOK" SECTION REPORTING ON MUTUAL FUND PERFORMANCE MEASURES, YIELDS, INDICES AND PORTFOLIO
HOLDINGS.

SUCCESS, A MONTHLY MAGAZINE TARGETED TO THE WORLD OF ENTREPRENEURS AND GROWING BUSINESS, OFTEN FEATURING MUTUAL FUND PERFORMANCE DATA.

U.S. NEWS AND WORLD REPORT, A NATIONAL BUSINESS WEEKLY THAT PERIODICALLY REPORTS MUTUAL FUND PERFORMANCE DATA.

VALUE LINE, A BI-WEEKLY PUBLICATION THAT REPORTS ON THE LARGEST 15,000 MUTUAL FUNDS.

WALL STREET JOURNAL, A DOW JONES AND COMPANY, INC. NEWSPAPER WHICH REGULARLY COVERS FINANCIAL NEWS.

WEISENBERGER INVESTMENT COMPANIES SERVICES, AN ANNUAL COMPENDIUM OF INFORMATION ABOUT MUTUAL FUNDS AND OTHER INVESTMENT COMPANIES, INCLUDING COMPARATIVE DATA ON FUNDS' BACKGROUNDS, MANAGEMENT POLICIES, SALIENT FEATURES, MANAGEMENT RESULTS, INCOME AND DIVIDEND RECORDS, AND PRICE RANGES.

WORTH MAGAZINE, A MONTHLY MAGAZINE FOR THE INDIVIDUAL INVESTOR WHICH FREQUENTLY REVIEWS AND RANKS MUTUAL FUNDS AND INTERVIEWS THEIR PORTFOLIO MANAGERS.

         IN ADDITION, THE TRUST MAY ALSO PROVIDE IN ITS COMMUNICATIONS TO CURRENT OR PROSPECTIVE SHAREHOLDERS A LISTING OF THOSE OPEN-END INVESTMENT COMPANIES AND MUTUAL FUND COMPLEXES OR THE RESPECTIVE FUNDS INCLUDED IN THE FUNDS' PORTFOLIO HOLDINGS. THESE SHALL INCLUDE THE FOLLOWING:

FUND COMPLEXES - THE AIM FAMILY OF FUNDS; THE AMERICAN FUNDS GROUP; DODGE & COX INVESTMENT MANAGERS; FIDELITY INVESTMENT; FIRST PACIFIC ADVISORS, INC.; FRANKLIN CUSTODIAN FUNDS, INC.; FRANKLIN TEMPLETON GROUP; FRIESS ASSOCIATES, INC.; THE GABELLI FUNDS; GUARDIAN INVESTOR SERVICES CORPORATION; HARBOR CAPITAL ADVISORS, INC.; HARRIS ASSOCIATES, L.P.; HOTCHKIS & WILEY FUNDS; IDS MANAGEMENT; LORD ABBETT FAMILY OF FUNDS; MASSACHUSETTS FINANCIAL SERVICES COMPANY; MILLER ANDERSON & SHERRERD, LLP; MJ WHITMAN, INC.; MUTUAL SERIES FUND, INC.; NEUBERGER & BERMAN MANAGEMENT INC.; PACIFIC FINANCIAL RESEARCH; PACIFIC INVESTMENT MANAGEMENT COMPANY; PIONEER FUNDS DISTRIBUTOR; PUTNAM FUNDS; THE ROYCE FUNDS; SANFORD C. BERNSTEIN & CO., INC.; SOCIE'TE GE'NE'RALE ASSET MANAGEMENT CORP.; T. ROWE PRICE ASSOCIATES, INC.; THE VANGUARD FAMILY OF FUNDS; VENTURE ADVISORS, L.P.; WADDELL & REED ASSET MANAGEMENT COMPANY; YACKTMAN ASSET MANAGEMENT.

FUNDS - AIM CHARTER FUND; BOND FUND OF AMERICA; NEW PERSPECTIVE FUND; WASHINGTON MUTUAL FUND; DODGE & COX STOCK; FIDELITY ADVISOR EQUITY INCOME; FIDELITY FUND; FPA CAPITAL; FPA PARAMOUNT; FRANKLIN U.S. GOVERNMENT FUND; TEMPLETON GROWTH FUND; BRANDYWINE; GABELLI ASSET; GUARDIAN PARK AVENUE FUND; HARBOR CAPITAL APPRECIATION; OAKMARK FUND; HOTCHKIS & WILEY EQUITY INCOME; IDS SELECTIVE; AFFILIATED FUND; MASSACHUSETTS FINANCIAL FUND; MAS EQUITY; THIRD AVENUE VALUE FUND; MUTUAL BEACON FUND; NEUBERGER GUARDIAN; CLIPPER FUND; PIMCO LOW DURATION; PIMCO TOTAL RETURN; PIONEER THREE; PUTNAM INCOME FUND; ROYCE PREMIER; BERNSTEIN SHORT DURATION; BERNSTEIN INTERMEDIATE DURATION SOGEN INTERNATIONAL; T. ROWE PRICE EQUITY INCOME; VANGUARD EQUITY INCOME; VANGUARD FIXED-INCOME TREASURY; VANGUARD WELLINGTON FUND;DAVIS NEW YORK VENTURE; UNITED BOND FUND; YACKTMAN FUND


         INVESTORS WHO PURCHASE AND REDEEM FINANCIAL ADVISER CLASS SHARES OF THE FUNDS THROUGH A CUSTOMER ACCOUNT MAINTAINED AT A SERVICE ORGANIZATION MAY BE CHARGED ONE OR MORE OF THE FOLLOWING TYPES OF FEES AS AGREED UPON BY THE SERVICE ORGANIZATION AND THE INVESTOR, WITH RESPECT TO THE CUSTOMER SERVICES PROVIDED BY THE SERVICE ORGANIZATION: ACCOUNT FEES (A FIXED AMOUNT PER MONTH OR PER YEAR); TRANSACTION FEES (A FIXED AMOUNT PER TRANSACTION PROCESSED); COMPENSATING BALANCE REQUIREMENTS (A MINIMUM DOLLAR AMOUNT A CUSTOMER MUST MAINTAIN IN ORDER TO OBTAIN THE SERVICES OFFERED); OR ACCOUNT MAINTENANCE FEES (A PERIODIC CHARGE BASED UPON A PERCENTAGE OF THE ASSETS IN THE ACCOUNT OR OF THE DIVIDENDS PAID ON THOSE ASSETS). SUCH FEES WILL HAVE THE EFFECT OF REDUCING THE YIELD AND EFFECTIVE YIELD OF THE FUND FOR THOSE INVESTORS. INVESTORS WHO MAINTAIN ACCOUNTS WITH THE TRUST AS TRANSFER AGENT WILL NOT PAY THESE FEES.

INDEPENDENT AUDITORS

         ERNST & YOUNG LLP SERVES AS THE INDEPENDENT AUDITORS FOR THE TRUST AND SERVED AS THE INDEPENDENT AUDITORS FOR THE PREDECESSOR FUNDS SINCE OCTOBER 1, 1991. ERNST & YOUNG LLP AUDITS THE FUNDS' FINANCIAL STATEMENTS, PREPARES THE FUNDS' TAX RETURN AND ASSISTS IN FILINGS WITH THE SEC. ERNST & YOUNG LLP'S ADDRESS IS 200 CLARENDON STREET, BOSTON, MA 02116. THE FINANCIAL STATEMENTS FOR THE FUNDS FOR EACH OF THE FOUR YEARS IN THE PERIOD ENDED SEPTEMBER 30, 1995, WERE AUDITED BY ERNST & YOUNG LLP WHO HAVE EXPRESSED AN UNQUALIFIED OPINION ON THOSE FINANCIAL STATEMENTS.


COUNSEL

         GOODWIN, PROCTER & HOAR, EXCHANGE PLACE, BOSTON, MASSACHUSETTS 02109, PASSES UPON CERTAIN LEGAL MATTERS IN CONNECTION WITH THE SHARES OFFERED BY THE TRUST AND ALSO ACTS AS
COUNSEL TO THE TRUST.

                             REGISTRATION STATEMENT


         THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DO NOT CONTAIN ALL THE INFORMATION INCLUDED IN THE TRUST'S REGISTRATION STATEMENT FILED WITH THE SEC UNDER THE 1933 ACT WITH RESPECT TO THE SECURITIES OFFERED HEREBY, CERTAIN PORTIONS OF WHICH HAVE BEEN OMITTED PURSUANT TO THE RULES AND REGULATIONS OF THE SEC. THE REGISTRATION STATEMENT, INCLUDING THE EXHIBITS FILED THEREWITH, MAY BE EXAMINED AT THE OFFICE OF THE SEC IN WASHINGTON, D.C.


         STATEMENTS CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AS TO THE CONTENTS OF ANY CONTRACT OR OTHER DOCUMENTS REFERRED TO ARE NOT NECESSARILY COMPLETE, AND, IN EACH INSTANCE, REFERENCE IS MADE TO THE COPY OF SUCH CONTRACT OR OTHER DOCUMENTS FILED AS AN EXHIBIT TO THE REGISTRATION STATEMENT, EACH SUCH STATEMENT BEING QUALIFIED IN ALL RESPECTS BY SUCH REFERENCE.

                              FINANCIAL STATEMENTS


         THE FUNDS' CURRENT REPORTS TO SHAREHOLDERS AS FILED WITH THE SEC PURSUANT TO SECTION 30(B) OF THE 1940 ACT AND RULE 30B2-1 THEREUNDER ARE HEREBY INCORPORATED HEREIN BY REFERENCE. A COPY OF EACH SUCH REPORT WILL BE PROVIDED WITHOUT CHARGE TO EACH PERSON RECEIVING THIS STATEMENT OF ADDITIONAL INFORMATION.


FM003K

                                     PART C
ITEM 24.  FINANCIAL STATEMENTS

     (A) INCLUDED IN PART A:


         AGGRESSIVE GROWTH FUND, GROWTH FUND, GROWTH & INCOME FUND, BOND FUND, MANAGED TOTAL RETURN FUND
              Financial  Highlights  -  Selected  Data  for a Share  Outstanding
                Throughout Each Period

         INCLUDED IN PART B: AGGRESSIVE GROWTH FUND, GROWTH FUND, GROWTH & INCOME FUND, BOND FUND, MANAGED TOTAL RETURN FUND
              Statement of Net Assets as of September 30, 1995
              Statement of Operations for the Year Ended September 30, 1995 Statement of Changes in Net Assets For the Year Ended September
                30, 1995 and September 30, 1994
              Financial Highlights
              Notes to Financial
              Statements Report of Independent Auditors

     (B) EXHIBITS


         1.   Master Trust Agreement of the Registrant4

         1(a). Amendment No. 1 to Master Trust Agreement4

         2.   By-Laws of the Registrant4


         3.   Not Applicable

         4.   Not Applicable


         5.   Master  Investment   Advisory  Contract  and  Investment  Advisory
              Contract Supplement for Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Bond Fund, Managed Total Return Fund4

         6. Amended and Restated Master Distribution Contract and Supplements for the Financial Adviser Class of shares and the No-Load Class of shares3


         7.   Not Applicable

         8.   Custodian Agreement and Transfer Agency and Service Agreement2


         8(b). Amendment No. 1 to the Transfer Agency and Service Agreement3

         9. Amended and Restated Master Administrative Services Contract and Supplements for the Financial Adviser Class of shares and the No-Load Class of shares3


         10.  Opinion and Consent of Counsel2


         11.  Consent of Ernst & Young LLP, Independent Auditors4


         12.  Not Applicable

         13.  Not Applicable

         14.  Not Applicable


         15. Amended and Restated Master Distribution Plan and Supplements for the Financial Adviser Class of shares3


         16. Performance Data Calculations: Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Bond Fund, Managed Total Return Fund2


         18.  Multiple Class Expense Allocation Plan3


         25.  Powers of Attorney of Trustees and Officers of Registrant2


1    Filed with the Registrant's initial Registration  Statement on February 24,
     1995.
2 Filed with the Pre-Effective No. 1 to the Registrant's Registration Statement on May 3, 1995.
3    Filed with Registrant's  Post-Effective  Amendment No.1 on July 28, 1995.
4    Filed herein.



Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     No person is controlled by or under common control with the Registrant.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


     As of January 24, 1996, the number of shareholders of each Fund was as follows:

         Aggressive Growth Fund                679
         Growth Fund                           495
         Growth & Income Fund                  509
         Bond Fund                             154
         Managed Total Return Fund             514


ITEM 27.  INDEMNIFICATION

     Reference is hereby made to Article V of the Registrant's Master Trust Agreement. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees or officers of the Registrant by the Registrant pursuant to the Master Trust Agreement of otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended (the "1940 Act") and, therefore, is unenforceable.

     A claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees or officers of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees or officers in connection with the shares being registered, the Registrant will, unless in the opinion of its Counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     (i) The names and principal occupations of each director and executive officer of Freedom Capital Management Corporation are set forth below:

NAME                        BUSINESS AND OTHER CONNECTIONS

John H. Goldsmith           Chairman and Chief Executive Officer, John Hancock
                            Freedom Securities, Inc.; Chairman and Chief
                            Executive Officer of Tucker Anthony Incorporated;
                            Chairman of the Board of Freedom Capital

Dexter A. Dodge             President and Managing Director of Freedom Capital;
                            Vice President of Freedom Distributors Corporation


Lawrence G. Kirshbaum       Chief Financial Officer of John Hancock Freedom
                            Securities,  Inc.;  Director of Tucker Anthony
                            Incorporated,  Sutro & Co. Incorporated and John
                            Hancock Clearing Corporation;  Managing  Director of
                            Freedom  Capital;  Registered  Principal  of
                            Tucker Anthony  Incorporated;  Former Chief
                            Executive Officer of Kirshbaum & Co. and of
                            Prescott, Ball & Turben

John J. Danello             Chief Operating Officer, Managing Director and Clerk
                            of Freedom Capital; President and Director of
                            Freedom Distributors Corporation

Thomas H. Urmston, Jr.      Managing Director and Vice President of Freedom
                            Capital

David L. Richardson, Jr.    Managing Director of Freedom Capital

Edward W. Weld              Managing Director of Freedom Capital; Registered
                            Representative of Tucker Anthony Incorporated

Richard V. Howe             Managing Director of Freedom Capital

Michael G. Ferry            Vice President and Chief Financial Officer of
                            Freedom Capital

Arthur E. McCarthy          Managing Director of Tucker Anthony Incorporated

ITEM 29. PRINCIPAL UNDERWRITER

     (a) Signature Broker-Dealer Services, Inc., Tucker Anthony Incorporated and Sutro & Co. Incorporated (collectively the "Distributors" and each a "Distributor") and their affiliates serve as distributor for other registered investment companies. Signature Broker-Dealer Services, Inc. and its affiliates also serve as administrator for other registered investment companies.

     (b) The information required by this Item 29 with respect to each director or officer of the Distributors is incorporated by reference to Schedule A of Form BD filed by each Distributor pursuant to the Securities Exchange Act of 1934 (File No. 8-41134).

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


     The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Freedom Capital Management Corporation, One Beacon Street, Boston Massachusetts 02108, Signature Broker-Dealer Services, Inc., 6 St. James Avenue, Boston, Massachusetts 02116, Tucker Anthony Incorporated, One Beacon Street, Boston, Massachusetts 02108, Sutro & Co. Incorporated, 201 California Street, San

Francisco, California, and Investors Bank & Trust Company, N.A., 24 Federal Street, Boston, Massachusetts 02110.

ITEM 31.  MANAGEMENT SERVICES

         Not applicable.

ITEM 32.  UNDERTAKINGS

     (a) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

     (b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value or values of shares held by such requesting shareholders.

FM006F


                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and that it has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 29th day of January, 1996.


                                       FUNDMANAGER TRUST


                                       By /s/ CHARLES B. LIPSON
                                          Charles B.Lipson
                                          President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed by the following persons in the capacities indicated on January 29, 1996.



SIGNATURE                                TITLE


DEXTER A. DODGE*                         Trustee
Dexter A. Dodge


ERNEST T. KENDALL*                       Trustee
Ernest T. Kendall


RICHARD B. OSTERBERG*                    Trustee
Richard B. Osterberg



/s/JOHN R. ELDER                         Treasurer (Principal Financial Officer
John R. Elder                             and Principal Accounting Officer)


*By /s/ THOMAS M. LENZ
    Thomas M. Lenz
    As attorney-in-fact pursuant to
    a power of attorney filed herewith.

                                  EXHIBIT INDEX



EXHIBIT            DESCRIPTION

1.                 Master Trust Agreement of the Registrant


1(a).              Amendment No. 1 to Master Trust Agreement


2.                 By-Laws of the Registrant

5. Master Investment Advisory Contract and Investment Advisory Contract Supplement for Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Bond Fund, Managed Total Return Fund


11.                Consent of Ernst & Young LLP, Independent Auditors